Filed with the Securities and Exchange Commission on May 1, 2001

                                                       Registration No. 33-90684

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6

                        POST-EFFECTIVE AMENDMENT NO. 8 TO
        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.    Exact name of trust: Variable Account II

B.    Name of depositor:   AIG Life Insurance Company

C.    Complete address of depositor's principal executive offices:
      One Alico Plaza, 600 King Street, Wilmington, DE 19801

D.    Name and address of agent for service:
      Kenneth D. Walma, Vice President and General Counsel
      One Alico Plaza
      600 King Street
      Wilmington, DE 19801

COPIES TO:
Michael Berenson, Esq.         and     Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius LLP            Senior Vice President and General Counsel
1800 M Street, NW                      American International Group, Inc.
Washington, DC 20036-5869              70 Pine Street
                                       New York, NY  10270

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.    Title and amount of securities being registered:

      Flexible Premium Variable Life Insurance Policies.

F.    Approximate date of proposed public offering:

      As soon as practicable after the effective date of this Registration Statement.

G.    Amount of Filing Fee: N/A

This post-effective amendment no. 8 to the registration statement on Form S-6 (File No. 33-90684) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the registration statement with an additional prospectus and related documents. This amendment relates only to the prospectus and documents included herein and does not otherwise delete, amend, or supersede any information contained in the registration statement.

                                     Part I

                                                      AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-800-340-2765

                 Flexible Premium Variable Universal Life Policy

AIG Life Insurance Company is offering life insurance coverage under the policy described in this prospectus. The policy is an individual flexible premium variable universal life policy. The policy allows you, as the owner, within limits, to:

      o Select the Face Amount of life insurance. You may within limits change your initial selection as your insurance needs change.

      o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

      o Allocate premium payments and your Policy Account Value among the variable investment options and the Guaranteed Account.

      o Receive payments from your policy while the Insured is alive through loans, partial surrenders or a full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                             Prospectus May 1, 2001

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

The Separate Account is divided into subaccounts. Each subaccount invests in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and the Van Eck Worldwide Insurance Trust. The portfolios of the funds which are available under the policy are named below. The prospectuses for the funds contain information about each portfolio. You should read the prospectuses carefully.

AIM Variable Insurance Funds, Inc.
(managed by A I M Advisors, Inc.)
       o AIM V.I. Capital Appreciation Fund
       o AIM V.I. International Equity Fund

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)
       o Global Bond Portfolio
       o Growth Portfolio
       o Growth and Income Portfolio
       o Premier Growth
       o Quasar Portfolio
       o Technology Portfolio

Dreyfus Variable Investment Fund
(managed by The Dreyfus Corporation)
       o Small Company Stock Portfolio

Dreyfus Stock Index Fund
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund
(managed by Fidelity Management & Research Company)
       o VIP Growth Portfolio
       o VIP High Income Portfolio
       o VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II
(managed by Fidelity Management & Research Company)
       o VIP II Asset Manager(SM) Portfolio
       o VIP II Contrafund(R) Portfolio
       o VIP II Investment Grade Bond Portfolio

Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)
       o Worldwide Emerging Markets Portfolio
       o Worldwide Hard Assets Portfolio

Guaranteed Investment Option

The Guaranteed Account is part of our general account. We will credit interest equal to at least 4% per year, compounded annually on that portion of policy Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Policy Account Value allocated to the Variable Account.

================================================================================
                                TABLE OF CONTENTS
================================================================================

Special Terms...........................................................       4

Summary of the Policy...................................................       5
      Overview..........................................................       5
      Applying for a Policy.............................................       5
      Your Right to Cancel the Policy...................................       5
      Premium Payments..................................................       5
      Policy Account Value..............................................       6
      Death Benefit.....................................................       6
      Cash Benefits During the Life of the Insured......................       6
      Expenses of the Policy............................................       7
      Federal Tax Considerations........................................      10

Purchasing a Policy.....................................................      10
      Applying for a Policy.............................................      10
      Your Right to Cancel the Policy...................................      11
      Premiums..........................................................      11
            Restrictions on Premiums....................................      11
            Minimum Initial Premium.....................................      11
            Planned Periodic Premium....................................      11
            Additional Premiums.........................................      12
            Effect of Premium Payments..................................      12
            Grace Period................................................      12
            Premium Allocations.........................................      12
            Crediting Premiums..........................................      13

The Investment Options..................................................      13

Investing Your Policy Account Value.....................................      15
      Determining the Policy Account Value..............................      16
      Transfers.........................................................      17
      Dollar Cost Averaging.............................................      17

Death Benefit...........................................................      18

Cash Benefits During the Insured's Life.................................      20

Payment Options for Benefits............................................      22

Expenses of the Policy..................................................      22

Supplemental Benefits and Riders........................................      26

Other Policy Provisions.................................................      27

Performance Information.................................................      29

Federal Income Tax Considerations.......................................      30

Distribution of the Policy..............................................      34

About Us and the Accounts...............................................      34

Our Directors and Executive Officers....................................      36

Other Information.......................................................      37

Financial Statements....................................................      38

Appendices..............................................................     A-1

================================================================================
                                  SPECIAL TERMS
================================================================================

We have capitalized some special terms we use in this document. We have defined these terms here.

Accounts. The Separate Account and the Guaranteed Account

Administrative Office. One Alico Plaza, P.O. Box 8718, Wilmington, DE 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of full years since the Policy Date.

Beneficiary. The person(s) entitled to the death benefit under the policy if the Insured dies while coverage under the policy is in force.

Cash Surrender Value. The Policy Account Value less any surrender charge that would be assessed if the policy were surrendered.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and from which the amount payable to a beneficiary will be determined.

Grace Period. The period of time that the policy continues to be in force while the Net Cash Surrender Value is less than the total monthly deductions then due. It begins on a Monthly Anniversary when the Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the policy. At the time of application, the Insured must be 75 years of age or younger.

Issue Date. The date the policy is actually issued and from which we measure contestability periods. It may be later than the Policy Date.

Loan Account. The portion of the Policy Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the monthly anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Cash Surrender Value less any outstanding Loans.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Owner. The person who purchased the policy as shown in the application, unless later changed.

Policy Account Value. The total amount in the Accounts credited to your policy.

Policy Date. The date as of which we have received the initial premium and an application in good order. Coverage begins on the Policy Date which is also the date used to determine all anniversary dates.

Policy Year. Each period of twelve months commencing with the Policy Date.

Separate Account. Variable Account II, a separate investment account of ours.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

================================================================================
                              SUMMARY OF THE POLICY
================================================================================

Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial surrenders or a full surrender. Unlike traditional life insurance, you may choose how to invest your policy Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders will provide you with the flexibility to design an insurance product that meets your specific needs.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Applying for a Policy

When you apply for a policy, you must select the Face Amount. The Face Amount is the initial amount of life insurance coverage on the Insured. It must be at least $50,000 when you apply.

Your policy will become effective after:

      o     We accept your application.

      o     We receive an initial premium payment in an amount we determine.

      o We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

      o     45 days after you sign Part I of the application.

      o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

Premium Payments

Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking. A table is provided in Appendix A.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

During the term of the policy, you may pay premiums at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Policy Account Value

We will measure your benefits under the policy by your Policy Account Value. Your Policy Account Value will reflect:

      o     the premiums you pay;

      o     the returns earned by the subaccounts you select;

      o     the interest earned on the amount allocated to the Guaranteed
            Account;

      o     any loans or partial surrenders; and

      o     the policy charges and expenses we deduct.

Death Benefit

When you apply for a policy, you must select:

      o     The Face Amount.

      o The death benefit option, which determines the manner in which we calculate the death benefit for your policy.

You may select from two death benefit options. They are:

      o Option I: Level Death Benefit Option. The basic death benefit will be the greater of:

            1.    The Face Amount; or

            2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

      o Option II: Increasing Death Benefit Option. The basic death benefit will be the greater of:

            1.    The Face Amount plus the Policy Account Value; or

            2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Within limits, you may change the death benefit option and, after the first Policy Year, may change the Face Amount.

Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial surrenders or a full surrender.

      o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

      o Partial Surrender -- You may withdraw part of your Policy Account Value after the first Policy Year. We may deduct an administrative charge. If you make a partial surrender during the surrender charge period, we will deduct a surrender charge. A partial surrender may result in a decrease in the Face Amount of your policy depending upon your death benefit option.

      o Full Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy

We deduct expenses related to your policy. These deductions are made:

      o from premium, your Policy Account Value and the assets of the subaccounts; and

      o     upon certain transactions.

Deduction From Premium -- we will deduct 5% from your premium payments plus a state specific percent of premium equal to the state and local premium tax rate applicable to the policy. These deductions are for state premium taxes, federal taxes, sales and other acquisition related expenses.

Monthly Deductions From Policy Account Value -- we will deduct on each Monthly Anniversary charges for:

      o     The administration of your policy.

      o     The cost of insurance for your policy.

      o     The costs associated with acquiring and underwriting your policy.

      o     The cost of any supplemental benefits or riders.

The monthly deduction is deducted from your Accounts on a pro rata basis in the same proportion as you have Policy Account Value in each Account.

Deductions from Subaccount Net Assets -- we will deduct a daily charge for the mortality and expense risks we assume at an annual rate not to exceed 0.90% of your Policy Account Value in the subaccounts.

Deductions Upon Certain Policy Transactions -- If you make a policy transaction, a charge may apply. They are:

      o Transfer Charge -- You may make twelve transfers from your subaccounts each Policy Year free of charge. Thereafter, we will deduct a fee of $25 per transfer from the transferred amount.

      o Administrative Charge for Partial Surrenders -- We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

      o Surrender Charge -- A surrender charge for partial surrenders is equal to a pro rata portion of the surrender charge that would apply to a full surrender. This applies during the first 14 Policy Years and for the first 14 Policy Years immediately following an increase in Face Amount. If you request a full surrender during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If you request a surrender within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

      o Surrender Charge for Face Amount Decreases -- We may also deduct a surrender charge from the Policy Account Value upon a decrease in Face Amount. If you request a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If you request a decrease within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select.

The following tables are designed to help you understand the various fees and expenses that you will bear directly or indirectly. The first table shows the policy charges and deductions you will bear directly under the policy. The second table shows the fees and expenses of the portfolios that you will bear indirectly when you purchase a policy.

                          Policy Charges and Deductions
Transaction Charges

Sales and DAC Tax Charge                 5% of each premium payment

Premium Tax Charge(1)                    0.50% to 5% of each premium payment

Transfer Charge                          $25 for each transfer in excess of 12
                                         each Policy Year

Surrender Charge                         During the first 14 Policy Years and
                                         for 14 Policy Years following a Face
                                         Amount increase there will be a
                                         surrender charge equal to 25% of the
                                         first year premium paid up to a
                                         surrender charge premium plus 4% of the
                                         first year premium paid in excess of
                                         the surrender charge premium, times a
                                         duration factor. The duration factor is
                                         100% in years 1-5, reducing 10% each
                                         year thereafter until 0% in years 15+.
                                         (3)

Partial Surrender Administrative Charge  $25 per partial surrender -- In certain states the charge may the lesser of $25
                                         or 2% of the amount surrendered.

Account Value Charges (deducted monthly)

                                                  Current                        Guaranteed
                                                  ------                          --------
Cost of Insurance Charge(2)              Ranges from 0.04083 per           Ranges from 0.05667 per
                                         $1,000 of net amount at risk      $1,000 of net amount at
                                         to 58.95273 per $1,000 of net     risk to 90.90909 per
                                         amount at risk(4)                 $1,000 of net amount at
                                                                           risk(4)

                                                              Current   Guaranteed
                                                              -------   ----------
Monthly Expense Charge

If the Face Amount is between $50,000 and $199,000             $ 7.50     $15.00

If the Face Amount is between $200,000 and $499,000            $ 5.00     $10.00

If the Face Amount is between $500,000 and greater             $ 4.00     $10.00

First Year Additional Charge                                   $20.00     $25.00

First Year Administrative Charge         Up to $25 per month during the first
                                         Policy Year and for 12 months following
                                         an increase in Face Amount

Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)

                                        Current               Guaranteed
                                        -------               ----------
Mortality and Expense Risk
  Charge                        0.90% (policy years 1-10)         0.90%
                                0.50% (policy years 11+)

----------

(1) We deduct a premium tax charge equal to the actual state tax rate from each premium payment. State and local premium tax rates range from 0.50% to 5%.

(2) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. The net amount at risk is the difference between the death benefit divided by 1.0032737 and the current Policy Account Value. (See "Expenses of the Policy -- Cost of Insurance Charge.")

(3) A policy's surrender charge premium is based on the issue age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing $500,000 Face Amount the surrender charge premium would be $8,530.00. For a 65 year old non-smoking male purchasing $200,000 Face Amount, the surrender charge premium would be $10,762.00. The lowest and highest maximum surrender charge will range from $5.60 to $34.42 per $1,000 of Face Amount. (See Appendix B for additional examples of surrender charge premiums.)

(4) Current and guaranteed cost of insurance charges are based on the issue age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and Policy Year.

                            Annual Portfolio Expenses
                          Before Waivers/Reimbursements
                             As of December 31, 2000

The purpose of this table is to assist the Owner in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 2000, except as indicated below. Expenses of the portfolios of the funds are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                     Management    Other        Total
                                                        Fees     Expenses(1)   Expenses
                                                     ----------  -----------   -------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund ..................   0.61%       0.21%       0.82%
AIM V.I. International Equity Fund ..................   0.73%       0.29%       1.02%

Alliance Variable Products Series Fund(1)
Global Bond Portfolio ...............................   0.65%       0.41%       1.06%
Growth Portfolio ....................................   0.75%       0.06%       0.81%
Growth and Income Portfolio .........................   0.63%       0.06%       0.69%
Premier Growth Portfolio ............................   1.00%       0.04%       1.04%
Quasar Portfolio ....................................   1.00%       0.14%       1.14%
Technology Portfolio ................................   1.00%       0.06%       1.06%

Dreyfus Variable Investment Fund(2)
Small Company Stock Portfolio .......................   0.75%       0.18%       0.93%

Dreyfus Stock Index Fund (2).........................   0.25%       0.01%       0.26%

Fidelity Variable Insurance Products Fund(3)
VIP Growth Portfolio ................................   0.57%       0.08%       0.65%
VIP High Income Portfolio ...........................   0.58%       0.10%       0.68%
VIP Money Market Portfolio ..........................   0.27%       0.08%       0.35%

Fidelity Variable Insurance Products Fund II(4)
VIP II Asset Manager Portfolio ......................   0.53%       0.08%       0.61%
VIP II Contrafund(TM) Portfolio .....................   0.57%       0.09%       0.66%
VIP II Investment Grade Bond Portfolio ..............   0.43%       0.11%       0.54%

Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund .....................   1.00%       0.33%       1.33%
Worldwide Hard Assets Fund ..........................   1.00%       0.16%       1.16%

----------

(1) Expenses for the following portfolios after waivers and reimbursement by Alliance Capital Management, L.P. for the year ended December 31, 2000, were as follows:

(2) These expense figures are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than these figures.

(3) Actual annual operating expenses were lower because a portion of the brokerage commissions that the porfolios paid was used to reduce the portolios' expenses. In addition, through arrangements with the portfolios custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolios' custodian expenses. These affects may be discontinuted at any time.

                                               Management    Other      Total
                                                  Fees      Expenses   Expenses
                                               ----------   --------   --------

Global Bond Portfolio .......................     0.65%      0.37%      1.02%
Quasar Portfolio ............................     0.81%      0.14%      0.95%
Technology Portfolio ........................     0.97%      0.05%      1.02%

(4) The annual operating expenses are based on historical expenses, adjusted to reflect the correct management fee structure.

(5) Expenses for the following portfolios after waivers and reimbursement by the Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 1999, are as follows:


                                               Management    Other      Total
                                                  Fees      Expenses   Expenses
                                               ----------   --------   --------

Worldwide Emerging Markets Fund .............    1.00%        0.26%      1.26%
Worldwide Hard Asset Fund....................    1.00%        0.14%      1.14%

Federal Tax Considerations

Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the death benefit will not be taxable income to the Beneficiary. You will not be taxed as your Policy Account Value increases. Upon a distribution from your policy, however, you may be taxed on any increase in Policy Account Value.

================================================================================
                               PURCHASING A POLICY
================================================================================

Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option and supplemental benefit riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

You may apply for a policy to cover a person who is younger than age 76. A newborn may be an Insured. The minimum Face Amount is $50,000.

We require a minimum initial premium before we will issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

Your policy will become effective after:

      o     We accept your application.

      o     We receive an initial premium payment in an amount we determine.

      o We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

      o     45 days after you sign Part I of the application; or

      o 10 days after you received the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any increase in Face Amount.

You may cancel the policy by returning it to our Administrative Office or to your agent within the applicable time with a written request for cancellation. We will refund you the premium paid on the policy. Thus, the amount we return will not reflect the returns of the subaccounts you selected in your application.

Premiums

The policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

Restrictions on Premiums. We may not accept any premium payment:

      o     If it is less than $50.

      o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract under the Code.

      o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rating class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you can change the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code. Depending on the Policy Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

      o of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

      o of any combination of the following -- you have outstanding loans, you have taken partial surrenders, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

      o     A Grace Period of 61 days has begun.

      o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the death benefit to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an outstanding loan you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each subaccount or to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. On the first business day after the period expires, we will reallocate your Policy Account Value based on the premium allocation percentages in your application.

For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all Premiums received with or after your notice.

Allocation Rules. Your allocation instructions must meet the following requirements:

      o     Each allocation percentage must be a whole number; and

      o Any allocation to a subaccount must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium will be credited to your Policy Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we will allocate this amount to the Money Market Subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the policy, we will allocate it in accordance with your allocation percentages.

================================================================================
                             THE INVESTMENT OPTIONS
================================================================================

You may allocate your Policy Account Value to:

      o     the Subaccounts which invest in the variable investment options; or

      o     the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Policy Account Value into any of the available Subaccounts. Each Subaccount invests in a distinct portfolio of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund,
Inc., Dreyfus Variable Investment Fund, Fidelity Investments Variable Insurance Products Fund, Fidelity Investments Variable Insurance Products Fund II, or Van Eck Worldwide Insurance Trust. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts. The funds may also include other portfolios which are not available under the policy.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital.

AIM V.I. International EquityFund seeks long-term growth of capital.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

Growth Portfolio seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio seeks reasonable current income and reasonable opportunity for appreciation through investment primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

Technology Portfolio seeks growth of capital and invests for capital appreciation. Current income is incidental to the portfolio's objective.

Dreyfus Variable Investment Fund (Initial Shares)

Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-size domestic companies, including those purchased in initial public offerings, whose market values generally range between $500 million and $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis, and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus Stock Index Fund (Initial Shares) seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap blue chip stocks which when combined, cover nearly 75% of the total U.S. market capitalization.

Fidelity Variable Insurance Products Fund (Initial Class)

VIP Growth Portfolio seeks to increase the value of the portfolio's shares over the long term by investing in stocks with above-average growth potential.

VIP High Income Portfolio seeks a high level of current income by investing primarily in all types on income producing debt securities with emphasis on lower-quality securities. The subadivsers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain income and share-price stability by investing in high-quality, short-term investments. The subadviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II (Initial Class)

VIP II Asset Manager(SM) Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund(R) Portfolio seeks to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition,

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Guaranteed Investment Option

Under the policy, you may currently allocate your Policy Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Policy Account Value to the Loan Account which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Policy Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Loan Account portion of your Policy Account Value may earn a different interest rate than the remaining portion of your Policy Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

The Loan Account will only increase or decrease in value when policy loans are taken or repayments are made. If an amount is transferred from the Loan Account to the remaining portion of the guaranteed Policy Account Value, it will be treated as a new allocation to the Guaranteed Account and will be credited with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

================================================================================
                       INVESTING YOUR POLICY ACCOUNT VALUE
================================================================================

The policy allows you to choose how to invest your Policy Account Value. Your Policy Account Value will increase or decrease based on:

      o     The returns earned by the Subaccounts you select.

      o     Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Policy Account Value. If your Policy Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the policy will be in default and a Grace Period will begin.

Determining the Policy Account Value

On the Policy Date, your Policy Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

On each Valuation Date thereafter, your Policy Account Value is equal to:

      o     Your Policy Account Value held in the subaccounts; and

      o     Your Policy Account Value held in Guaranteed Account.

Your Policy Account Value will reflect:

      o     the premiums you pay;

      o     the returns earned by the subaccounts you select;

      o     the interest credited on amounts allocated to the Guaranteed
            Account;

      o     any loans or partial surrenders; and

      o     the policy expenses we deduct.

Policy Account Value in the Subaccounts. We measure your Policy Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premiums or transfer part of your Policy Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

      o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

      o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Policy Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

      o the total of all Net Premium, allocated to the Guaranteed Account, plus

      o     any amounts transferred to the Guaranteed Account, plus

      o interest credited on the amounts allocated and transferred to the Guaranteed Account, less

      o     the amount of any transfers from the Guaranteed Account, less

      o the amount of any partial surrenders, including the partial surrender charges, taken from the Guaranteed Account, and less

      o the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

      o     the amount of the Loan Account.

If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Net Policy Account Value. The net Policy Account Value on a Valuation Date is the Policy Account Value less outstanding loans on that date.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Policy Account Value reduced by any surrender charge that would assessed if the policy were surrendered on that date.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your policy and is equal to:

      o     the Cash Surrender Value, less

      o     the outstanding loan on that date.

Transfers

You may transfer Policy Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests must satisfy the following requirements:

      o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

      o     Form of transfer request -- Transfer requests must be in writing;

      o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy Year is equal to 25% of your guaranteed Policy Account Value that is not in the Loan Account. Transfers may be made only during the 60-day period within 30 days before and following the end of each Policy Year. The amount transferred must be at least $250 or the Policy Account Value held in the Guaranteed Account.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions -- When Proceeds Are Paid."

Number of Allowable Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer charge, however, for each transfer in excess of 12 during a Policy Year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy Year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy Year.

We will confirm transfer requests received by fax before processing them. You should review all confirmations to determine if there have been any unauthorized transfers.

Dollar Cost Averaging

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

Under this program we will automatically transfer monthly a portion of your Money Market Subaccount value into other subaccounts or the Guaranteed Account for a period not in excess of 24 months. We will allocate the transfers based on your current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount or to the Guaranteed Account.

There is no charge for this option which can be elected at any time provided there is a minimum balance of $2000 in the Money Market Subaccount. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in a Policy Year.

Dollar Cost Averaging From a Subaccount. If you instruct us to make the transfers from the Money Market Subaccount, you may request that we transfer:

      o A specified dollar amount -- we will automatically transfer this amount in accordance with your most current premium allocation instructions for a specified period until your Policy Account Value in the transferring Money Market Subaccount is depleted.

      o A specified number of months -- we will automatically transfer over a specific number of months an amount equal to one divided by the number of months remaining in the period. For example, if you elect to transfer over a 12 month period, the first transfer will be 1/12 of your Money Market Subaccount value, the second transfer will be for 1/11, the third transfer will be for 1/10 and so on until the end of the requested period.

We will begin to process your automatic transfers:

      o On the first monthly anniversary following the end of the period to examine and cancel if you requested the automatic transfers when you applied for your policy.

      o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic transfers if:

      o     The funds in the Money Market Subaccount are depleted;

      o We receive you written request at our Administrative Office to cancel future transfers;

      o     We receive notification of death of the Insured; or

      o     Your policy goes into the Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death Benefit

During the policy term, we will pay the death benefit to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative
Office:

      o     satisfactory proof of the Insured's death; and

      o     the policy.

Payment of Death Benefit. We will pay the death benefit generally within seven days after we receive the information we require. We will pay the death benefit to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the death benefit may also be affected by other provisions of the policy.

We will pay interest on the death benefit from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Death Benefit. We will determine the death benefit as of the date of the Insured's death. The death benefit will equal:

      o the death benefit amount determined according to the death benefit option selected; plus

      o     any other benefits then due from riders to the policy; minus

      o     the outstanding loan, if any, and accrued loan interest; minus

      o     any overdue monthly deductions if the Insured dies during a Grace
            Period.

Death Benefit Options

You may select from two death benefit options.

Option I -- Level Death Benefit Option. The basic death benefit will be the greater of:

      (1)   the Face Amount; or

      (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Option II -- Increasing Death Benefits Option. The basic death benefit will be the greater of:

      (1)   the Face Amount plus the Policy Account Value; or

      (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Changes in Death Benefit Options

You may change your death benefit option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from Option I to Option II, we will decrease the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

If you request a change from Option II to Option I, we will increase the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the death benefit remains the same on the date the change takes effect.

Once approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

Changes in Face Amount

At any time after the first policy anniversary while the policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under of the Code.

Increases in Face Amount. Any request for an increase:

      o     Must be for at least $10,000.

      o May not be requested in the same Policy Year as another request for an increase.

      o     May not be requested after the Insured is Attained Age 75.

A written application must be submitted to our Administration Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Policy Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

      o     Must be at least $5,000.

      o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

      o During the first 5 Policy Years, the Face Amount may not be decreased by more than 10% of the initial Face Amount in any one Policy Year.

      o No decrease may be made during the first 12 months following an increase in Face Amount.

      o If the Face Amount is decreased during the first 14 Policy Years or within 14 Policy Years of an increase in Face Amount, a surrender charge may be applicable.

Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract.

================================================================================
                     CASH BENEFITS DURING THE INSURED'S LIFE
================================================================================

During the life of the Insured, your policy has cash benefits which you may access within limits by taking loans, partial surrenders or a full surrender.

Policy Loans

You may request a loan against your policy at any time after the first Policy Year or after the first 12 months following an increase in Face Amount while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take.

      o Maximum Loan Amount. After First Policy Year -- The maximum loan amount is:

            o     90% of Your Net Cash Surrender Value, less

            o     Any outstanding loans

      o     Minimum Loan Amount-- $500

You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any outstanding loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy Year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

For Policy Years 11 and later, a portion of the loanable amount may be available on a preferred loan basis. The amount available on a preferred basis is the excess, if any, of the Policy Account Value over the sum of the premiums paid. For a preferred loan, the interest rate charged and credited to the preferred portion of the loan value will be the same.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

Effect of Loan.

A loan, whether or not repaid, will have a permanent effect on the death benefit and Policy Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Policy Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If the death benefit becomes payable while a loan is outstanding, the outstanding loan will be deducted in calculating the death benefit.

If the outstanding loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

Outstanding Loan. The outstanding loan on a Valuation Date equals:

      o All loans that have not been repaid (including past due unpaid interest added to the loan), plus

      o     accrued interest not yet due.

Loan Repayment. You may repay all or part of your outstanding loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

Partial Surrenders

You may request a partial surrender at any time after the first policy anniversary. No more than two partial surrenders may be made during a Policy Year.

We may limit the minimum and maximum amount of partial surrenders.

      o Maximum Partial Surrender Amount -- 90% of your policy's Net Cash Surrender Value except that the partial surrender may not cause the Face Amount to be less than the required minimum Face Amount.

      o     Minimum Partial Surrender Amount -- $500

In order to make a partial surrender, you must submit a written request to our Administrative Office. We will reduce your Policy Account Value by the partial surrender amount plus any applicable charges. When you request a partial surrender, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If the Guaranteed Account or subaccount value is insufficient to withdraw the amount requested, we will withdraw the difference from the remaining Accounts on a pro rata basis unless you have provided specific instructions to withdraw the amount from one or several Accounts.

We will process partial surrender requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial surrenders within seven days.

Expenses for Partial Surrenders. We will deduct the applicable surrender charge on a partial surrender. This charge will be deducted from your Policy Account Value along with the amount requested to be surrendered and will be considered part of the partial surrender (together, the "partial surrender amount"). Currently, we assess an administrative charge equal to the lesser of $25 of the amount surrendered. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Effect of Partial Surrender on Your Face Amount. The Face Amount of your policy will also be reduced by the partial surrender amount if you selected Option I as your death benefit.

We will reduce the Face Amount by the amount of the partial surrender in the following order:

      1. The most recent increase in the Face Amount, if any, will be reduced first.

      2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

      3.    The initial Face Amount will then be decreased.

No partial surrender may be made that would reduce the Face Amount below the minimum Face Amount.

Partial surrenders from your policy may have tax consequences.

Surrendering the Policy for Net Cash Surrender Value.

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.

================================================================================
                          PAYMENT OPTIONS FOR BENEFITS
================================================================================

We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.

================================================================================
                             EXPENSES OF THE POLICY
================================================================================

Periodically, we will deduct expenses related to your policy. We will deduct these:

      o     from premium, Policy Account Value and from subaccount assets; and

      o     upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deduction From Premium

We will deduct 5% plus a state specific percent of premium from each premium payment. This charge is intended to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy.

Monthly Deductions From Policy Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Policy Account Value. On the Issue Date the amount deducted is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary. We will deduct charges on each Monthly Anniversary for:

      o     The administration of your policy.

      o     The acquisition and underwriting costs of your policy.

      o     The cost of insurance for your policy.

      o     The cost of any supplemental benefits or riders.

We will take the monthly deductions from your Policy Account Value and from each subaccount on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Separate Account. The policy refers to these expenses as the "monthly expense charge" and the "additional first year administrative charge."

Monthly Expense Charge. We will make a deduction from your Policy Account Value for expenses such as premium billing and collection, record keeping, processing claims, loans, policy changes, reporting and overhead costs, processing applications and establishing policy records associated with the administration of your policy. This charge will vary based on the Policy Face Amount. The chart below reflects the current and guaranteed monthly expense charges:

                                                                Current  Guaranteed
Monthly Expense Charge Per Policy                               Charge     Charge
---------------------------------                               ------   ----------
If the Face Amount is between $50,000 and $199,999 ...........   $ 7.50   $15.00
If the Face Amount is between $200,000 and $499,999 ..........   $ 5.00   $10.00
If the Face Amount is $500,000 or greater ....................   $ 4.00   $10.00
First Year Additional Charge .................................   $20.00   $25.00

First Year Administrative Charge. There is an additional monthly expense charge during the first Policy Year and following an increase in Face Amount for our expenses associated with the acquisition and underwriting of your policy. We deduct a monthly charge, not to exceed $25, during the first 12 months after the Policy Date and the 12 months immediately following a Face Amount increase.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy described below on that Monthly Anniversary.

The net amount at risk is calculated as (a) minus (b) where:

      (a) is the current death benefit at the beginning of the policy month divided by 1.0032737; and

      (b)   is the current total Policy Account Value.

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

      o     non-smoker standard

      o     smoker

      o     substandard for those involving a higher mortality risk

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Policy Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Policy Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Policy Account Value will cause an automatic increase in the death benefit. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge. Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker risk class are generally lower than rates for an Insured of the same age and sex in a smoker risk class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker risk class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard risk class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premiums and benefits under the policy covering males and females of the same age will generally differ. We do, however, also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from your Policy Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The guaranteed and current charge is at an annual rate of 0.90% of the subaccount assets. Although, the charge may be decreased to not less than 0.50% in Policy Years 11 and later, it is guaranteed not to exceed an annual rate of 0.90% of your Policy Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated, and therefore we will pay an aggregate amount of death benefit greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Policy Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy Year. When we impose the charge, we deduct it from the amount requested to be transferred before allocation to the new subaccount(s). We will show the transfer charge in the confirmation of the transaction.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the amount by which the Face Amount had been increased. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of
(3) times the sum of (1) and (2) where:

      (1) is equal to 25% of the first year paid premium up to the surrender charge premium (see Appendix B); and

      (2) is equal to 4% of the first year paid premium in excess of the surrender charge premium; and

      (3) is a factor based on the Policy Year when the surrender occurs as described in the following table:

Policy
 Year                                                                    Factor
 ----                                                                     -----
  1....................................................................    100%
  2....................................................................    100%
  3....................................................................    100%
  4....................................................................    100%
  5....................................................................    100%
  6....................................................................     90%
  7....................................................................     80%
  8....................................................................     70%
  9....................................................................     60%
 10....................................................................     50%
 11....................................................................     40%
 12....................................................................     30%
 13....................................................................     20%
 14....................................................................     10%
 15+ ..................................................................      0%

Surrender Charge Based On An Increase Or Decrease In Face Amount. If you increase the Face Amount of the policy, we will impose an additional surrender charge during the 14 Policy Years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If you reduce the Face Amount of the policy before the end of the 14th Policy Year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Policy Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the policy. If you have made several increases in Face Amount, we will apply the surrender charge to prior increases in Face Amount of the policy in the reverse order in which such increases took place, before applying the additional surrender charges to the initial Face Amount of the policy.

Partial Surrender Charge. We may deduct a partial surrender charge:

      o     upon a partial surrender; and

      o     if you decrease your Policy's Face Amount.

The amount of the partial surrender charge is equal to a pro rata portion of the surrender charge that would apply to a full surrender. We deduct the partial surrender charge, proportionately, from the subaccounts or the Guaranteed Account affected by your partial surrender.

Partial Surrender Charge Due to Decrease in Face Amount. We will deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Surrender Administrative Charge. We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

================================================================================
                        SUPPLEMENTAL BENEFITS AND RIDERS
================================================================================

We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Policy Account Value.

Accelerated Benefit Rider (ABR)
Accidental Death Benefit Rider (ADB)
Guaranteed Minimum Death Benefit (GMDB)
Child's Term Rider (CTR)
Other Insured Term Rider (OIR)
Waiver of Monthly Deductions (WMD)
Waiver of Specified Premium (WSP)

================================================================================
                             OTHER POLICY PROVISIONS
================================================================================

Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured without evidence of insurability. This exchange may be made:

      (a)   within 24 months after the Issue Date while the policy is in force;

      (b)   within 24 months of any increase in Face Amount of the policy; or

      (c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Policy Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Policy Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, issue date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest, minus any partial surrender, and minus the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of an increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the death benefit and any benefits provided by riders shall be those which would be purchased at the then current cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the death benefit, which are determined as of the date of death, the amount will be determined as of the date we receive the required documents. However, we may delay making a payment or processing a transfer request if:

      (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

      (2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account.

Reports to Owners

You will receive a confirmation within seven days of the transaction of:

      o the receipt of any unplanned premium (and any premium received before the Issue Date);

      o     any change of allocation of premiums;

      o     any transfer among subaccounts;

      o     any loan, interest repayment, or loan repayment;

      o     any partial surrender;

      o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

      o     any exercise of your right to cancel;

      o     an exchange of the policy;

      o     full surrender of the policy; or

      o     payment of the death benefit under the policy.

Within 30 days after each policy anniversary we will send you a statement. The statement will show the death benefit currently payable, and the current Policy Account Value, Cash Surrender Value, and the outstanding loan. The statement will also show premiums paid, all charges deducted during the last Policy Year, and all transactions. We will also send to you reports of the investments within the Separate Account at least annually.

Assignment

You may assign the policy in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while the Insured is alive if you:

      1. Request reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

      2.    Provide evidence of insurability satisfactory to us;

      3. Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Policy Account Value; and

      4. Repay or reinstate any loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Policy Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed.

We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Policy Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

================================================================================
                             PERFORMANCE INFORMATION
================================================================================

From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix C reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.

================================================================================
                        FEDERAL INCOME TAX CONSIDERATIONS
================================================================================

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your tax adviser to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy. To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

      o the regulated investment companies or portfolios in which the segregated asset account invest satisfy the diversification requirements of Code section 851(b)(3) relating to regulated investment companies; and

      o not more than 55 percent of the value of the assets of the portfolio are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

Alternatively, the diversification requirements may also be met for each portfolio if:

      o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

      o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

      o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

      o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements. A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on you're rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premiums permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contract under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The death benefit under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in the Policy Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

      o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

      o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy Years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums

      o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the policy for the purposes of determining whether a withdrawal is taxable.

      o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

      o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

      o If the policy is classified as a MEC, then amounts you receive under the policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income.

            An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

      o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

      o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in owners or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a Beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Current Legislation

In April 2001, the House of Representatives passed H.R. 8, which would eliminate, over time, the estate, gift and generation skipping taxes and would partially eliminate the step-up in basis rule applicable to property held in a decendent's estate. Changes in law that reduce estate taxes could reduce the attractiveness of life insurance policies. Also, in March 2001, the House of Representatives passed legislation that would lower individual tax rates. This legislation could, if enacted, also reduce the benefit tax deferral under life insurance policies. We cannot predict whether any such legislation will be enacted or what the specific terms of any such legislation will be.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policy.

================================================================================
                           DISTRIBUTION OF THE POLICY
================================================================================

The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. (AIGESC) 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policy.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.

================================================================================
                            ABOUT US AND THE ACCOUNTS
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It is used to support the policy and other variable life insurance policies, and may be used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Policy Account Value to the subaccounts, you do not own these assets. You only own your policy. We own the assets in the Separate Account. The Separate Account may include other subaccounts which are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

      o     Change, add or delete designated investment options.

      o     Add or remove subaccounts.

      o Withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount.

      o     Combine any two or more subaccounts.

      o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

      o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

      o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

      o Operate the Separate Account or one or more of the subaccounts making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the Subaccounts in any investments that are legal, as determined by our counsel.

We will not change an investment adviser or any investment of a subaccount of our Separate Account unless approved by the Commissioner of Insurance of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such a change. If you have value in that subaccount:

      o We will transfer it at your written direction from that subaccount (without charge) to another subaccount or to the Guaranteed Account, and

      o     You may then change your premium allocation percentages

Voting Rights

We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Policy Account Value in the subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

      o interests in the Guaranteed Account under the Securities Act of 1933, and

      o     the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

================================================================================
                      OUR DIRECTORS AND EXECUTIVE OFFICERS
================================================================================

The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the company during the past five (5) years unless otherwise indicated.

                                                    Principal Business Affiliations
                                                       and Principal Occupations
   Name and Address              Office                 During Past Five Years
   ----------------              ------                 ----------------------
Michele L. Abruzzo          Director, Senior Exec.     Senior Vice President
80 Pine Street              Vice President
13th Floor
New York, NY 10005

James A. Bambrick           Senior Vice President,     Senior Vice President, A&H
One Alico Plaza             Chief Operations           Division
600 King Street             Officer
Wilmington, DE  19801

Paul S. Bell                Director,  Senior Vice     Senior Vice President
One Alico Plaza             President, Chief           Actuary
600 King Street             Actuary
Wilmington DE 19801

Maurice R. Greenberg        Director                   Director, Chairman and
70 Pine Street                                         Chief Executive Officer of
New  York, NY  10270                                   AIG, Inc.

Edward Easton Matthews      Director, Senior           Vice Chairman Investments and
70 Pine Street              Vice President             Financial Services, AIG, Inc.
New York, NY  10270

Jerome Thomas Muldowney     Director,                  Senior Managing Director of
175 Water Street            Senior Vice                AIG Global Investment Corp.
New York, NY  10038         President

Robinson K. Nottingham      Director, Chairman         Chairman of the Board and Chief
70 Pine Street              of the Board               Executive Officer of American International
New York, NY  10270                                    Life Insurance Company (ALICO)

John Oehmke                 Chief Financial            Regional Vice President,
One Alico Plaza             Officer,                   Controller American
600 King Street             Vice President             International Companies,
Wilmington, DE  19801                                  Japan and Korea

Nicholas A. O'Kulich        Director, Vice             Vice President, Senior Vice
70 Pine Street              Chairman, Treasurer        President, AIG, Inc.
New York, NY  10270

Howard Ian Smith            Director                   Director, Executive Vice
70 Pine Street                                         President, Chief Financial
New York, NY  10270                                    Officer and Comptroller, AIG, Inc.

Edmund Sze-Wing Tse         Director                   Vice Chairman, Life Insurance,
AIA Bldg.                                              AIG, Inc.
70 Pine Street
New York, NY  10270

Elizabeth M. Tuck           Secretary                  Secretary and Assistant
70 Pine Street                                         Secretary of AIG, Inc., and
New York, NY  10270                                    certain affiliates

Kenneth D. Walma            Vice President,            Assistant Secretary, Associate
One Alico Plaza             General Counsel            General Counsel
600 King Street
Wilmington, DE  19801

Gerald Walter Wyndorf       Director, Chief            Executive Vice President
80 Pine Street              Executive Officer
13th Floor                  and President
New York, NY 10038

================================================================================
                                OTHER INFORMATION
================================================================================

State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Morgan, Lewis & Bockius LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

The financial statements which appear in this prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in its reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial positions of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, inconformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 2, 2001

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31,    December 31,
                                                             2000            1999
                                                         ------------    ------------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $ 5,951,951     $ 4,702,879
        (cost: 2000 - $6,066,218; 1999 - $4,890,022)
     Equity securities:
        Common stock
        (cost: 2000-$1,142; 1999 - $892)                       3,176           2,233
      Non-redeemable preferred stock
      (cost: 2000 - $48,618; 1999 - $50,794)                  47,919          49,377
Mortgage loans on real estate, net of allowance
  (2000 - $14,000; 1999 - $14,000)                           362,314         345,253
Real estate, net of accumulated
 depreciation of $5,504 in 2000 and $5,041 in 1999            10,990          12,543
Policy loans                                                 602,201         643,815
Other invested assets                                        176,858          77,845
Short-term investments, at cost (approximates market
  value)                                                     162,282         222,677
Cash                                                           4,997              86
                                                         -----------     -----------

    Total investments and cash                             7,322,688       6,056,708

Amounts due from related parties                               5,315           5,465
Investment income due and accrued                            117,343          93,183
Premium and insurance balances receivable                     88,201          64,359
Reinsurance assets                                            76,923          99,850
Deferred policy acquisition costs                            269,188         220,672
Federal income tax receivable                                    236           9,611
Deferred income taxes                                             --          63,568
Separate and variable accounts                             3,321,025       3,220,806
Other assets                                                   4,883           5,363
                                                         -----------     -----------

                                    Total assets         $11,205,802     $ 9,839,585
                                                         ===========     ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                            December 31,      December 31,
                                                                 2000              1999
                                                            ------------      ------------
Liabilities

  Policyholder contract deposits                            $  5,217,103      $  4,612,363
  Future policy benefits for life and accident and
    health insurance contracts                                 1,742,646         1,284,568
  Reserve for unearned premiums                                   24,292            21,100
  Policy and contract claims                                     158,932           212,627
  Reserve for commissions, expenses and taxes                     27,814            19,390
  Insurance balances payable                                      68,722            60,642
  Amounts due to related parties                                   5,907             6,821
  Deferred income taxes                                           17,130                --
  Separate and variable accounts                               3,321,025         3,220,806
  Minority interest                                                5,353             5,837
  Other liabilities                                              152,171            75,039
                                                            ------------      ------------

                                    Total liabilities         10,741,095         9,519,193
                                                            ------------      ------------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                 4,884             4,884
  Additional paid-in capital                                     153,283           153,283
  Retained earnings                                              334,816           283,908
  Accumulated other comprehensive income                         (28,276)         (121,683)
                                                            ------------      ------------

                                    Total capital funds          464,707           320,392
                                                            ------------      ------------

Total liabilities and capital funds                         $ 11,205,802      $  9,839,585
                                                            ============      ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                               Years ended December 31,
                                                    ---------------------------------------------
                                                        2000             1999             1998
                                                    -----------      -----------      -----------
Revenues:
  Premium income                                    $   963,848      $   712,920      $   616,964
  Net investment income                                 495,297          443,863          457,148
  Realized capital losses                               (28,099)         (11,240)            (334)
                                                    -----------      -----------      -----------

                     Total revenues                   1,431,046        1,145,543        1,073,778
                                                    -----------      -----------      -----------

Benefits and expenses:
  Death and other benefits                              387,856          329,888          272,368
  Increase in future policy benefits
   and policyholder contract deposits                   733,681          539,457          547,100
  Acquisition and insurance expenses                    227,827          202,678          168,075
                                                    -----------      -----------      -----------

                    Total benefits and expenses       1,349,364        1,072,023          987,543
                                                    -----------      -----------      -----------

Income before income taxes                               81,682           73,520           86,235
                                                    -----------      -----------      -----------

Income taxes:
   Current                                               (2,105)          15,055           16,218
   Deferred                                              30,401           10,884           15,220
                                                    -----------      -----------      -----------

      Total income taxes                                 28,296           25,939           31,438
                                                    -----------      -----------      -----------

Net income before minority interest                      53,386           47,581           54,797
Minority interest income                                   (113)            (194)            (163)
                                                    -----------      -----------      -----------

Net income                                          $    53,273      $    47,387      $    54,634
                                                    ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                        Years ended December 31,
                                                ---------------------------------------
                                                  2000            1999           1998
                                                ---------      ---------      ---------
Common stock

Balance at beginning of year                    $   4,884      $   4,884      $   4,884
                                                ---------      ---------      ---------
Balance at end of year                              4,884          4,884          4,884
                                                ---------      ---------      ---------

 Additional paid-in capital

Balance at beginning of year                      153,283        153,283        153,283
                                                ---------      ---------      ---------
Balance at end of year                            153,283        153,283        153,283
                                                ---------      ---------      ---------

Retained earnings
  Balance at beginning of year                    283,908        236,521        181,887
  Net income                                       53,273         47,387         54,634
  Dividends to Stockholders                        (2,365)            --             --
                                                ---------      ---------      ---------

  Balance at end of year                          334,816        283,908        236,521
                                                ---------      ---------      ---------

Accumulated other comprehensive income

 Balance at beginning of year                    (121,683)       121,549        114,490
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                 143,703       (374,203)        10,860
  Deferred income tax benefit (expense) on
      changes                                     (50,296)       130,971         (3,801)
                                                ---------      ---------      ---------

  Balance at end of year                          (28,276)      (121,683)       121,549
                                                ---------      ---------      ---------

               Total capital funds              $ 464,707      $ 320,392      $ 516,237
                                                =========      =========      =========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                              ---------------------------------------------
                                                                  2000             1999             1998
                                                              -----------      -----------      -----------
Cash flows from operating activities:
 Net income                                                   $    53,273      $    47,387      $    54,634

 Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
  and losses included in income:
 Change in insurance reserves                                     407,576          294,389          250,810
 Change in premiums and insurance balances
  receivable and payable -net                                     (15,762)          (3,398)            (753)
 Change in reinsurance assets                                      22,928          (27,806)         (11,301)
 Change in deferred policy acquisition costs                      (48,516)         (52,832)         (49,305)
 Change in investment income due and accrued                      (24,160)             846           (8,894)
 Realized capital losses                                           28,099           11,240              334
 Change in current and deferred income taxes -net                  39,777            5,480            9,330
 Change in reserves for commissions, expenses and taxes             8,424           (6,312)           9,599
 Change in other assets and liabilities - net                      56,986           26,888          (61,575)
                                                              -----------      -----------      -----------
         Total adjustments                                        475,352          248,495          138,245
                                                              -----------      -----------      -----------
  Net cash provided by operating activities                       528,625          295,882          192,879
                                                              -----------      -----------      -----------

 Cash flows from investing activities:
 Cost of fixed maturities, at market sold                         346,040          564,697          282,756
 Cost of fixed maturities, at market matured or redeemed          401,669          318,833          340,435
 Cost of equity securities sold                                     2,251            1,032            1,039
 Cost of real estate sold                                              --               --            2,585
 Realized capital (losses) gains                                  (28,099)         (11,240)           1,666
 Purchase of fixed maturities                                  (1,915,221)      (1,685,038)      (1,865,768)
 Purchase of equity securities                                       (326)         (33,567)         (18,559)
 Purchase of real estate                                               --               --             (341)
 Mortgage loans granted                                          (120,167)        (134,988)        (202,484)
 Repayments of mortgage loans                                     103,111          258,159           83,035
 Change in policy loans                                            41,614          367,154          485,868
 Change in short-term investments                                  60,395          (58,973)         504,208
 Change in other invested assets                                  (29,620)         (23,336)         (11,706)
 Other - net                                                       12,264           (2,826)         (27,908)
                                                              -----------      -----------      -----------
  Net cash used in investing activities                        (1,126,089)        (440,093)        (425,174)
                                                              -----------      -----------      -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                         604,740          139,509          231,951
 Dividends to stockholders                                         (2,365)              --               --
                                                              -----------      -----------      -----------
   Net cash provided by financing activities                      602,375          139,509          231,951
                                                              -----------      -----------      -----------

Change in cash                                                      4,911           (4,702)            (344)
Cash at beginning of period                                            86            4,788            5,132
                                                              -----------      -----------      -----------
Cash at end of period                                         $     4,997      $        86      $     4,788
                                                              ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                        Years ended December 31,
                                                --------------------------------------
                                                   2000           1999          1998
                                                ---------      ---------      --------
Comprehensive income

Net income                                      $  53,273      $  47,387      $ 54,634
                                                ---------      ---------      --------

Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                     143,703       (374,203)       10,860
 Changes due to deferred income tax benefit
    (expense) on changes                          (50,296)       130,971        (3,801)
                                                ---------      ---------      --------

 Other comprehensive income                        93,407       (243,232)        7,059
                                                ---------      ---------      --------

 Comprehensive income                           $ 146,680      $(195,845)     $ 61,693
                                                =========      =========      ========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities, fixed maturities available for sale and other invested assets are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment. Unrealized gains and losses from the revaluation of those investments carried at market values are reflected in comprehensive income, net of any related deferred income tax.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   Accounting Standards:

            In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

            Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. FASB 133 and FASB 138 are effective for the Company for the year commencing January 1, 2001. The impact of the adoption of FASB 133 and FASB 138 at January 1, 2001 with respect to the Company's results of operations, financial condition and liquidity is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $2,623,000 and $2,540,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2000 and 1999, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                              2000           1999          1998
                                            --------      --------      --------
Fixed maturities                            $394,705      $330,806      $284,267
Equity securities                              3,638         1,670           622
Mortgage loans                                31,171        37,255        36,464
Real estate                                    2,331         2,253         2,406
Policy loans                                  50,242        55,832       120,927
Cash and short-term investments                9,677         7,349         9,346
Other invested assets                          9,266        15,141         8,015
                                            --------      --------      --------
          Total investment income            501,030       450,306       462,047

Investment expenses                            5,733         6,443         4,899
                                            --------      --------      --------

          Net investment income             $495,297      $443,863      $457,148
                                            ========      ========      ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2000, 1999 and 1998 are summarized below (in thousands):

                                                             Years ended December 31,
                                                     --------------------------------------
                                                        2000           1999          1998
                                                     ---------      ---------      --------
Realized (losses) gains on investments:
    Fixed maturities                                 $ (28,173)     $ (11,100)     $     --
    Equity securities                                      312             86            84
    Mortgage loans                                          --             --        (2,000)
    Real estate                                           (238)            --         1,561
    Other invested assets                                   --           (226)           21
                                                     ---------      ---------      --------
    Realized losses                                  $ (28,099)     $ (11,240)     $   (334)
                                                     =========      =========      ========

Change in unrealized appreciation (depreciation)
of investments:
    Fixed maturities                                 $  72,876      $(344,180)     $ (1,131)
    Equity securities                                    1,411         (2,673)        1,203
    Other invested assets                               69,416        (27,350)       10,788
                                                     ---------      ---------      --------
    Change in unrealized appreciation
    (depreciation) of investments                    $ 143,703      $(374,203)     $ 10,860
                                                     =========      =========      ========

            Proceeds from the sale of investments in fixed maturities during 2000, 1999 and 1998 were $346,040,000, $564,697,000, and
            $282,756,000, respectively.

            During 2000, 1999 and 1998, gross gains of $7,950,000, $8,603,000, and $0, respectively, and gross losses of $36,123,000, $19,703,000, and $0, respectively, were realized on dispositions of fixed maturity investments.

            During 2000, 1999 and 1998, gross gains of $320,000, $87,000, and
            $84,000, respectively, and gross losses of $8,000, $1,000, and $0, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed Maturities and Unrealized Appreciation of
            Investments: At December 31, 2000 and 1999, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,503,000 and $3,635,000 and gross losses of $1,168,000 and $3,711,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2000 and 1999 are as follows (in thousands):

                                                     Gross        Gross       Estimated
2000                                  Amortized    Unrealized   Unrealized      Market
----                                    Cost         Gains        Losses        Value
                                     ----------    ----------   ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   62,620     $ 17,806     $     --     $   80,426
  States, municipalities and
      political subdivisions            224,096       13,133           71        237,158
  Foreign governments                    29,643        2,940           --         32,583
  All other corporate                 5,749,859      105,944      254,019      5,601,784
                                     ----------     --------     --------     ----------

Total fixed maturities               $6,066,218     $139,823     $254,090     $5,951,951
                                     ==========     ========     ========     ==========

                                                     Gross       Gross       Estimated
1999                                  Amortized    Unrealized  Unrealized      Market
                                        Cost         Gains       Losses        Value
                                     ----------    ----------  ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   54,114     $10,611     $    549     $   64,176
  States, municipalities and
      political subdivisions            298,831       8,474        2,777        304,528
  Foreign governments                    20,242         947          109         21,080
  All other corporate                 4,516,835      30,080      233,820      4,313,095
                                     ----------     -------     --------     ----------

Total fixed maturities               $4,890,022     $50,112     $237,255     $4,702,879
                                     ==========     =======     ========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2000, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Estimated
                                                     Amortized          Market
                                                        Cost            Value
                                                     ----------       ----------

Due in one year or less                              $  213,405       $  211,121
Due after one year through five years                 1,987,928        1,963,077
Due after five years through ten years                1,814,045        1,751,665
Due after ten years                                   2,050,840        2,026,088
                                                     ----------       ----------

                                                     $6,066,218       $5,951,951
                                                     ==========       ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2000 and 1999, the market value of the CMO portfolio was $508,585,000 and $577,112,000, respectively; the estimated amortized cost was approximately $501,464,000 in 2000 and $586,925,000 in 1999. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2000 and 1999.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2000 and 1999, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $411,527,000 and $368,018,000, respectively, and an aggregate market value of $312,442,000 and $326,989,000, respectively.

      (g) Non-income Producing Assets: Non-income producing assets were insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2000 (in thousands).

Equity Linked Investors II, L.P.                                         $48,749
Private Equity Investors III, L.P.                                        72,210

3. Deferred Policy Acquisition Costs

            The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                Years ended December 31,
                                        ---------------------------------------
                                           2000           1999           1998
                                        ---------      ---------      ---------
Balance at beginning of year            $ 220,672      $ 167,840      $ 118,535
Acquisition costs deferred                 78,191         73,097         71,430
Amortization charged to income            (29,675)       (20,265)       (22,125)
                                        ---------      ---------      ---------
Balance at end of year                  $ 269,188      $ 220,672      $ 167,840
                                        =========      =========      =========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2000 and 1999 follows (in thousands):

                                                        2000             1999
                                                     ----------       ----------
Future Policy Benefits:
Long duration contracts                              $1,696,237       $1,255,606
Short duration contracts                                 46,409           28,962
                                                     ----------       ----------
                                                     $1,742,646       $1,284,568
                                                     ==========       ==========

Policyholder contract deposits:
Annuities                                            $1,885,285       $1,598,685
Universal life                                          245,343          212,907
Guaranteed investment contracts (GICs)                1,298,067          976,517
Corporate owned life insurance                        1,776,396        1,816,969
   Other investment contracts                            12,012            7,285
                                                     ----------       ----------

                                                     $5,217,103       $4,612,363
                                                     ==========       ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 64.8 percent.

      (c) The liability for policyholder contract deposits has been established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 5.0 percent to 7.6 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2000 was 6.7 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.5 percent to 7.5 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2000, 1999 and 1998. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                    Years ended December 31,
                              ----------------------------------------------------------------
                                      2000                    1999                  1998
                              -------------------      -----------------     -----------------

                                     Percent                 Percent               Percent
                                       of                      of                    of
                                     pre-tax                 pre-tax               pre-tax
                                    operating               operating             operating
                               Amount      Income       Amount    Income      Amount    Income
                              -------------------      -----------------     -----------------
"Expected" income tax
     expense                  $ 28,589      35.0%      $25,732     35.0%     $30,183     35.0%
State income tax                    96       0.1           198      0.3          599      0.7
Other                             (389)     (0.5)            9       --          656      0.8
                              --------      ----       -------     ----      -------     ----
Actual income tax expense     $ 28,296      34.6%      $25,939     35.3%     $31,438     36.5%
                              ========      ====       =======     ====      =======     ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                          2000           1999
                                                        --------      ---------
Deferred tax assets:
    Adjustment to life policy reserves                  $ 59,510      $  74,579
    Unrealized depreciation of investments                15,230         65,527
    Adjustments to mortgage loans and
          investment income due and accrued                5,504          5,009
    Adjustment to policy and contract claims                 716          1,959
    Other                                                  2,603          2,521
                                                        --------      ---------
                                                          83,563        149,595
                                                        --------      ---------
Deferred tax liabilities:
    Deferred policy acquisition costs                   $ 91,274      $  74,247
    Fixed maturities discount                              5,005          7,744
    Other                                                  4,414          4,036
                                                        --------      ---------
                                                         100,693         86,027
                                                        --------      ---------

    Net deferred tax (asset) liability                  $ 17,130      $ (63,568)
                                                        ========      =========

      (c) At December 31, 2000, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes paid (received) in 2000, 1999, and 1998 amounted to $(11,621,000), $20,156,000, and $21,184,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2000, the Company's unused capital commitment was $2,432,000. Contributions totaling $22,526,000 have been made through December 31, 2000.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,993,000. Contributions totaling $2,745,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 2000.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $30,170,000 have been made through December 31, 2000 .

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $6,375,000 have been made through December 31, 2000.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

2000                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  167,279         $  167,279
Fixed maturities                                    5,951,951          5,951,951
Equity securities                                      51,095             51,095
Mortgage and policy loans                             983,517            964,515

Policyholder contract deposits                     $5,282,114         $5,217,103

1999                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  222,763         $  222,763
Fixed maturities                                    4,702,879          4,702,879
Equity securities                                      51,610             51,610
Mortgage and policy loans                             994,825            989,068

Policyholder contract deposits                     $4,627,170         $4,612,363

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,895,000. During 2000, the Company paid a $2,365,000 dividend to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $277,069,000 at December 31, 2000 and $298,955,000 at December 31, 1999. Statutory net income
            (loss) amounted to $(18,742,000), $23,517,000 and $28,789,000 for
            2000, 1999 and 1998, respectively.

      (c) Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(28,099,000), $(11,240,000) and $(334,000) for December 31, 2000,
            1999 and 1998, respectively.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2000, 1999 and 1998 were approximately $1,000, $ 89,000, and $272,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2000 by $146,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2000, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2000, the future minimum lease payments under operating leases were as follows (in thousands):

Year                             Payment
----                             -------

2001                             $ 5,313
2002                               4,574
2003                               3,823
2004                               3,082
Remaining years after 2004             5
                                 -------

Total                            $16,797
                                 =======

            Rent expense approximated $5,579,000, $4,983,000, and $4,450,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                           Percentage
                                                                                            of Amount
December 31, 2000                                                                            Assumed
-----------------                     Gross          Ceded       Assumed          Net        to Net
                                      -----          -----       -------          ---      ----------
Life Insurance in Force           $40,120,366     $6,623,273     $ 20,136     $33,517,229      0.1%
                                  ===========     ==========     ========     ===========

        Premiums:
          Life                        523,382         18,220        1,676         506,838      0.3%
          Accident and Health         241,019        124,806      201,825         318,038     63.5%
          Annuity                     138,972             --           --         138,972       --
                                  -----------     ----------     --------     -----------

        Total Premiums            $   903,373     $  143,026     $203,501     $   963,848     21.1%
                                  ===========     ==========     ========     ===========

                                                                                         Percentage
                                                                                          of Amount
December 31, 1999                                                                          Assumed
-----------------               Gross           Ceded         Assumed          Net          to Net
                                -----           -----         -------          ---       ----------
Life Insurance in Force     $55,097,927     $19,275,199     $   850,313     $36,673,041      2.3%
                            ===========     ===========     ===========     ===========

  Premiums:
    Life                        241,419          52,217           2,449         191,651      1.3%
    Accident and Health         210,592         112,162         171,794         270,224     63.6%
    Annuity                     251,045              --              --         251,045       --
                            -----------     -----------     -----------     -----------

  Total Premiums            $   703,056     $   164,379     $   174,243     $   712,920     24.4%
                            ===========     ===========     ===========     ===========
                                                                                      Percentage
                                                                                       of Amount
December 31, 1998                                                                       Assumed
-----------------               Gross           Ceded         Assumed       Net          to Net
                                -----           -----         -------       ---       ----------
Life Insurance in Force     $53,884,853     $19,921,930     $896,285     $34,859,208      2.6%
                            ===========     ===========     ========     ===========

  Premiums:
    Life                        184,487          54,134        2,022         132,375      1.5%
    Accident and Health         155,199          82,614      142,878         215,463     66.3%
    Annuity                     269,126              --           --         269,126       --
                            -----------     -----------     --------     -----------

  Total Premiums            $   608,812     $   136,748     $144,900     $   616,964     23.5%
                            ===========     ===========     ========     ===========

      (b) The maximum amount retained on any one life by the Company is $1,000,000.

      (c) Reinsurance recoveries, which reduced death and other benefits, approximated $100,746,000, $147,882,000, and $111,580,000, respectively, for each of the years ended December 31, 2000, 1999 and 1998.

            The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,237,000 and $1,000 for the year ended December 31, 1998. Premium income and ceding commission expense assumed from affiliates aggregated $188,893,000 and $39,376,000, respectively, for 2000, compared to
            $158,579,000 and $31,710,000, respectively, for 1999, and
            $131,771,000 and $31,584,000, respectively for 1998.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2000, 1999 and 1998, the Company was charged $46,726,000, $38,845,000 and $40,417,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $24,359,000, $20,604,000 and $23,132,000, respectively, for costs incurred by the Company but attributable to affiliates.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising sixty-four subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 2000, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

February 28, 2001

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

================================================================================

ASSETS:
      Investments at Market Value:

                                                                    Shares            Cost            Market Value
                                                              --------------------------------------------------------
               AIM
                 Capital Appreciation Fund                           18,679.800  $        552,503    $        576,086
                 International Equity Fund                           45,444.250         1,133,510             914,337
               Alliance
                 Conservative Investors Portfolio                     3,213.659            42,665              39,979
                 Global Bond Portfolio                                1,714.147            18,553              18,788
                 Global Dollar Government Portfolio                      20.977               201                 225
                 Growth Portfolio                                   157,747.194         4,249,460           3,959,455
                 Growth & Income Portfolio                          125,717.366         2,677,340           2,910,360
                 Growth Investors Portfolio                          19,006.036           288,125             244,607
                 Money Market Portfolio                           4,867,045.580         4,867,046           4,867,046
                 Premier Growth Portfolio                            24,959.853           910,804             799,961
                 Quasar Portfolio                                    39,363.939           472,571             466,069
                 Technology Portfolio                                96,811.155         2,739,290           2,415,440
                 Total Return Portfolio                                 463.857             8,007               8,353
                 U.S. Government/High Grade Securities Portfolio         75.120               910                 878
                 Utility Income Portfolio                                50.120               913               1,134
               Anchor
                 Capital Appreciation Portfolio                      21,070.981         1,214,233             999,606
                 Government & Quality Bond Portfolio                 24,061.614           333,475             347,691
                 Growth Portfolio                                    28,141.612         1,054,890             968,634
                 Natural Resources Portfolio                          3,146.719            53,206              60,543
               Dreyfus
                 Small Company Stock Portfolio                       26,096.289           501,368             471,823
                 Stock Index Fund                                   145,608.088         4,829,833           4,950,676
               Fidelity
                 Asset Manager Portfolio                             75,163.236         1,282,775           1,202,609
                 Contrafund Portfolio                                47,013.580         1,183,295           1,116,103
                 Growth Portfolio                                   127,830.122         5,695,599           5,579,787
                 High Income Portfolio                               37,970.760           407,648             310,600
                 Investment Grade Bond Portfolio                     30,527.170           363,729             384,337
                 Money Market Portfolio                           1,291,987.270         1,291,987           1,291,987
                 Overseas Portfolio                                  26,765.174           576,144             535,041
               SunAmerica
                 Alliance Growth Portfolio                          113,669.618         3,932,351           3,014,518
                 Aggressive Growth Portfolio                         51,606.672         1,186,785             936,144
                 Asset Allocation Portfolio                           7,188.921           105,417             102,153
                 Blue Chip Growth Portfolio                              42.997               378                 374
                 Cash Management Portfolio                          380,550.562         4,216,162           4,220,304
                 Corporate Bond Portfolio                            15,435.894           168,683             168,252
                 "Dogs" of Wall Street Portfolio                      8,110.228            66,084              71,858
                 Emerging Markets Portfolio                          40,253.407           361,733             275,735
                 Federated Value Portfolio                           27,434.633           441,718             443,343
                 Global Bond Portfolio                                2,549.774            27,920              28,250
                 Global Equities Portfolio                           21,817.689           437,803             360,428
                 Growth-Income Portfolio                             46,859.367         1,498,968           1,322,371
                 High-Yield Bond Portfolio                           23,066.411           238,165             195,606
                 International Diversified Equities Portfolio        45,378.068           600,309             493,260
                 International Growth & Income Portfolio             52,909.457           673,973             676,183
                 MFS Growth & Income Portfolio                       29,169.436           407,688             403,704
                 MFS Mid-Cap Growth Portfolio                        51,592.189           961,720             902,863
                 MFS Total Return Portfolio                          16,406.847           243,396             266,611

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2000

================================================================================

ASSETS:
      Investments at Market Value:

                                                                    Shares            Cost            Market Value
                                                              --------------------------------------------------------
                 Putnam Growth Portfolio                             40,652.311         1,014,631             856,543
                 Real Estate Portfolio                                3,687.670            36,117              38,796
                 Research Select Portfolio                              625.998             6,337               6,109
                 SunAmerica Balanced Portfolio                       23,807.391           462,366             416,391
                 Technology Portfolio                                   832.507             7,027               5,612
                 Utility Portfolio                                    4,496.999            59,600              56,348
                 Venture Value Portfolio                             51,717.955         1,451,453           1,494,649
                 Worldwide High Income Portfolio                      2,697.182            25,716              24,708
               Van Eck
                 Worldwide Emerging Markets Fund                     12,961.156           136,502             107,447
                 Worldwide Hard Assets Fund                           4,819.306            50,614              58,166
                                                                                 -----------------   -----------------

               Total Investments                                                 $     55,569,696    $     52,388,881
                    Total Assets                                                                     $     52,388,881
                                                                                                     =================
EQUITY:
      Policy Owners' Equity                                                                          $     52,388,881
                                                                                                     -----------------
          Total Equity                                                                               $     52,388,881
                                                                                                     =================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      2000

                                                                                 AIM                 AIM
                                                                               Capital           International
                                                                             Appreciation           Equity
                                                             Total               Fund                Fund
                                                             -----               ----                ----
Investment Income (Loss):
    Dividends ...................................        $ 3,771,477         $    15,980         $    62,142
Expenses:
    Mortality & Expense Risk Fees ...............            395,578               5,364               8,889
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................          3,375,899              10,616              53,253
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          3,055,639              22,396              97,266
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (9,367,663)           (120,963)           (472,015)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (6,312,024)            (98,567)           (374,749)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $(2,936,125)        $   (87,951)        $  (321,496)
                                                         ===========         ===========         ===========

                                                                                                  Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                           Investors             Bond            Government
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     4,923         $       633         $        27
Expenses:
    Mortality & Expense Risk Fees ...............                347                 161                   3
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              4,576                 472                  24
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                (73)               (597)                  2
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (2,635)                310                   0
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (2,708)               (287)                  2
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,868         $       185         $        26
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income            Investors
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   699,775         $   185,417         $    59,260
Expenses:
    Mortality & Expense Risk Fees ...............             41,265              26,015               2,229
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            658,510             159,402              57,031
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (75,125)            187,289               4,485
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (1,538,293)            139,507             (69,834)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (1,613,418)            326,796             (65,349)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (954,908)        $   486,198         $    (8,318)
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                          Alliance             Money              Premier
                                                        International          Market              Growth
                                                          Portfolio           Portfolio           Portfolio
                                                         -----------         -----------         -----------
Investment Income (Loss):
    Dividends ...................................        $         0         $    73,822         $    45,014
Expenses:
    Mortality & Expense Risk Fees ...............              7,693              12,158               8,963
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (7,693)             61,664              36,051
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,052,674                   0             (89,758)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  1                   0            (232,796)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          1,052,675                   0            (322,554)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,044,982         $    61,664         $  (286,503)
                                                         ===========         ===========         ===========

                                                          Alliance                                Alliance
                                                            Real              Alliance             Total
                                                           Estate            Technology           Return
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $   210,662         $       215
Expenses:
    Mortality & Expense Risk Fees ...............                 94              32,191                  42
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (94)            178,471                 173
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             15,137             343,982                   4
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0          (1,366,244)                312
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             15,137          (1,022,262)                316
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    15,043         $  (843,791)        $       489
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                               U.S.
                                                                            Government/
                                                                                High              Alliance
                                                          Alliance             Grade              Utility
                                                           Quasar            Securities            Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    19,530         $        51         $        68
Expenses:
    Mortality & Expense Risk Fees ...............              9,167                   7                  10
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             10,363                  44                  58
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,004,925                  (6)                 17
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (47,121)                 45                  36
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            957,804                  39                  53
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   968,167         $        83         $       111
                                                         ===========         ===========         ===========

                                                                               Anchor
                                                                             Government
                                                           Anchor                &
                                                           Capital            Quality              Anchor
                                                        Appreciation            Bond               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    85,919         $    16,788         $    48,547
Expenses:
    Mortality & Expense Risk Fees ...............              4,484               2,080               2,735
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             81,435              14,708              45,812
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (221)                948               4,333
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (222,863)             14,315             (88,211)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (223,084)             15,263             (83,878)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (141,649)        $    29,971         $   (38,066)
                                                         ===========         ===========         ===========

                                                                              Dreyfus
                                                           Anchor              Small              Dreyfus
                                                           Natural            Company              Stock
                                                          Resources            Stock               Index
                                                          Portfolio          Portfolio              Fund
                                                         -----------         -----------         -----------
Investment Income (Loss):
    Dividends ...................................        $         0         $       820         $   128,928
Expenses:
    Mortality & Expense Risk Fees ...............                268               4,295              46,334
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (268)             (3,475)             82,594
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,566              81,336             187,366
    Change in Unrealized Appreciation
        (Depreciation) ..........................              6,448             (82,654)           (811,991)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              8,014              (1,318)           (624,625)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     7,746         $    (4,793)        $  (542,031)
                                                         ===========         ===========         ===========

                                                          Dreyfus
                                                            Zero               Fidelity
                                                           Coupon               Asset              Fidelity
                                                            2000               Manager            Contrafund
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     1,111         $   129,269         $   140,703
Expenses:
    Mortality & Expense Risk Fees ...............                180              11,058              10,119
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                931             118,211             130,584
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (322)             (5,944)             27,749
    Change in Unrealized Appreciation
        (Depreciation) ..........................                339            (175,054)           (244,303)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 17            (180,998)           (216,554)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       948         $   (62,787)        $   (85,970)
                                                         ===========         ===========         ===========

                                                                                                   Fidelity
                                                                               Fidelity           Investment
                                                          Fidelity               High               Grade
                                                           Growth               Income               Bond
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   675,542         $    32,317         $    36,217
Expenses:
    Mortality & Expense Risk Fees ...............             55,882               3,406               3,384
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            619,660              28,911              32,833
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            261,207             (25,958)            (22,636)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (1,629,343)            (96,581)             26,700
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (1,368,136)           (122,539)              4,064
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (748,476)        $   (93,628)        $    36,897
                                                         ===========         ===========         ===========

                                                          Fidelity                                SunAmerica
                                                            Money              Fidelity            Alliance
                                                           Market              Overseas             Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    82,307         $    68,232         $   376,193
Expenses:
    Mortality & Expense Risk Fees ...............             12,062               5,803              16,008
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             70,245              62,429             360,185
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  3              15,541             (32,936)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0            (218,283)           (996,932)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                  3            (202,742)         (1,029,868)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    70,248         $  (140,313)        $  (669,683)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                         SunAmerica           SunAmerica             Blue
                                                         Aggressive             Asset                Chip
                                                           Growth             Allocation            Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    72,622         $     3,589         $         1
Expenses:
    Mortality & Expense Risk Fees ...............              4,511                 417                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             68,111               3,172                   1
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             27,844              (1,288)                  0
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (276,747)             (4,228)                 (3)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (248,903)             (5,516)                 (3)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (180,792)        $    (2,344)        $        (2)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                                                                    "Dogs"
                                                          SunAmerica          SunAmerica              of
                                                             Cash             Corporate              Wall
                                                          Management             Bond               Street
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   149,686         $     2,934         $     1,800
Expenses:
    Mortality & Expense Risk Fees ...............             17,663                 219                 358
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            132,023               2,715               1,442
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,567                (193)             (1,866)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (9,440)               (348)              6,064
                                                         -----------         -----------         -----------
     Net Gain (Loss) on Investments .............             (5,873)               (541)              4,198
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   126,150         $     2,174         $     5,640
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                          Emerging           Federated             Global
                                                           Markets             Value                Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     7,856         $    19,494         $     1,614
Expenses:
    Mortality & Expense Risk Fees ...............              1,248               2,625                 152
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              6,608              16,869               1,462
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             (6,273)              5,180                  44
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (92,840)             (4,768)                333
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (99,113)                412                 377
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (92,505)        $    17,281         $     1,839
                                                         ===========         ===========         ===========

                                                          SunAmerica                              SunAmerica
                                                           Global             SunAmerica          High-Yield
                                                          Equities          Growth-Income            Bond
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    29,530         $    59,131         $    22,067
Expenses:
    Mortality & Expense Risk Fees ...............              1,665               6,199               1,300
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             27,865              52,932              20,767
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (14,932)                704                 367
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (81,632)           (188,142)            (43,567)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (96,564)           (187,438)            (43,200)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (68,699)        $  (134,506)        $   (22,433)
                                                         ===========         ===========         ===========

                                                                              SunAmerica          SunAmerica
                                                          SunAmerica        International            MFS
                                                         International          Growth              Growth
                                                          Diversified             &                   &
                                                           Equities             Income              Income
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    82,609         $    11,251         $     1,248
Expenses:
    Mortality & Expense Risk Fees ...............              3,002               3,209               1,312
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             79,607               8,042                 (64)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (37,585)             (7,881)              1,182
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (122,146)              8,326              (6,830)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (159,731)                445              (5,648)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (80,124)        $     8,487         $    (5,712)
                                                         ===========         ===========         ===========

                                                          SunAmerica         SunAmerica
                                                              MFS                MFS              SunAmerica
                                                            Mid-Cap             Total               Putnam
                                                            Growth              Return              Growth
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    13,157         $     5,634         $    61,735
Expenses:
    Mortality & Expense Risk Fees ...............              3,622               1,024               4,013
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              9,535               4,610              57,722
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             18,478                 243             (32,626)
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (65,468)             23,362            (168,387)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (46,990)             23,605            (201,013)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (37,455)        $    28,215         $  (143,291)
                                                         ===========         ===========         ===========

                                                          SunAmerica          SunAmerica          SunAmerica
                                                             Real              Research           SunAmerica
                                                            Estate              Select             Balanced
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $       808         $        20         $     7,128
Expenses:
    Mortality & Expense Risk Fees ...............                108                   8               2,203
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                700                  12               4,925
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                433                  10               7,776
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,509                (228)            (55,003)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,942                (218)            (47,227)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     3,642         $      (206)        $   (42,302)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                          SunAmerica          SunAmerica           Venture
                                                          Technology           Utility              Value
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     2,566         $    12,775
Expenses:
    Mortality & Expense Risk Fees ...............                  7                 262               5,384
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (7)              2,304               7,391
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (304)             (3,206)             26,461
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,416)             (3,308)             27,582
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,720)             (6,514)             54,043
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    (1,727)        $    (4,210)        $    61,434
                                                         ===========         ===========         ===========

                                                         SunAmerica             VanEck              VanEck
                                                          Worldwide           Worldwide           Worldwide
                                                            High               Emerging              Hard
                                                           Income              Markets              Assets
                                                          Portfolio             Fund                Fund
                                                          ---------             ----                ----
Investment Income (Loss):
    Dividends ...................................        $     1,001         $         0         $       809
Expenses:
    Mortality & Expense Risk Fees ...............                 61               1,243                 615
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                940              (1,243)                194
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                (26)              5,869               3,844
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,028)            (81,313)              1,663
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,054)            (75,444)              5,507
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (114)        $   (76,687)        $     5,701
                                                         ===========         ===========         ===========

                                                            WP&G                WP&G                WP&G
                                                          Tomorrow            Tomorrow            Tomorrow
                                                            Long               Medium              Short
                                                            Term                Term                Term
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                383                  24                  45
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (383)                (24)                (45)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              5,228                  78                (139)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (3,120)                 71                 492
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,108                 149                 353
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,725         $       125         $       308
                                                         ===========         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                              VARIABLE ACCOUNT II

                            STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998


                                      1999

                                                                                 AIM                AIM
                                                                               Capital          International
                                                                             Appreciation          Equity
                                                            Total               Fund                Fund
                                                            -----               ----                ----
Investment Income (Loss):
    Dividends ...................................        $ 1,332,831         $    10,005         $    26,327
Expenses:
    Mortality & Expense Risk Fees ...............            224,586               2,575               4,077
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................          1,108,245               7,430              22,250
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,688,244               9,467                (658)
    Change in Unrealized Appreciation
        (Depreciation) ..........................          4,216,974             118,713             245,104
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          5,905,218             128,180             244,446
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 7,013,463         $   135,610         $   266,696
                                                         ===========         ===========         ===========

                                                                                                   Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                           Investors             Bond            Government
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     3,311         $       322         $        31
Expenses:
    Mortality & Expense Risk Fees ...............                338                 109                   2
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              2,973                 213                  29
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                332                (472)                  1
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,782)               (364)                 15
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,450)               (836)                 16
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,523         $      (623)        $        45
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income             Investors
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   270,895         $   228,364         $    22,202
Expenses:
    Mortality & Expense Risk Fees ...............             31,382              20,015               2,024
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            239,513             208,349              20,178
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            153,081              59,630              11,353
    Change in Unrealized Appreciation
        (Depreciation) ..........................            690,619             (46,210)                700
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            843,700              13,420              12,053
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,083,213         $   221,769         $    32,231
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                           Alliance             Money              Premier
                                                         International         Market               Growth
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $ 30,720.00         $ 20,021.00         $  4,775.00
Expenses:
    Mortality & Expense Risk Fees ...............              1,926               3,973               3,655
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             28,794              16,048               1,120
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            322,423                   0                 896
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                   0             105,394
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            322,423                   0             106,290
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   351,217         $    16,048         $   107,410
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                           Alliance             Total              Alliance
                                                          Technology           Return               Quasar
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     3,163         $       230         $     1,251
Expenses:
    Mortality & Expense Risk Fees ...............             16,479                  22               5,084
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            (13,316)                208              (3,833)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            596,364                   7             143,282
    Change in Unrealized Appreciation
        (Depreciation) ..........................            860,253                 (78)             94,963
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          1,456,617                 (71)            238,245
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,443,301         $       137         $   234,412
                                                         ===========         ===========         ===========

                                                          Alliance
                                                             U.S.
                                                         Government/
                                                            High               Alliance             Anchor
                                                            Grade              Utility             Capital
                                                         Securities             Income           Appreciation
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $        60         $        44         $       209
Expenses:
    Mortality & Expense Risk Fees ...............                  8                  10                  71
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 52                  34                 138
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 (5)                 10               5,385
    Change in Unrealized Appreciation
        (Depreciation) ..........................                (78)                134               8,237
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                (83)                144              13,622
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       (31)        $       178         $    13,760
                                                         ===========         ===========         ===========

                                                            Anchor
                                                          Government
                                                               &                                    Anchor
                                                            Quality             Anchor             Natural
                                                             Bond               Growth            Resources
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     1,993         $       116         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                145                  50                  10
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              1,848                  66                 (10)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             (1,988)              4,496                   1
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (100)              1,955                 890
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (2,088)              6,451                 891
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (240)        $     6,517         $       881
                                                         ===========         ===========         ===========

                                                           Dreyfus                                 Dreyfus
                                                            Small              Dreyfus               Zero
                                                           Company              Stock               Coupon
                                                            Stock               Index                2000
                                                          Portfolio             Fund              Portfolio
                                                          ---------             ----              ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $    82,801         $       930
Expenses:
    Mortality & Expense Risk Fees ...............              2,786              35,158                 155
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (2,786)             47,643                 775
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (17,176)            143,876                  (4)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             49,961             534,775                (456)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             32,785             678,651                (460)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    29,999         $   726,294         $       315
                                                         ===========         ===========         ===========

                                                          Fidelity
                                                            Asset             Fidelity            Fidelity
                                                           Manager           Contrafund            Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    61,501         $    13,299         $   360,271
Expenses:
    Mortality & Expense Risk Fees ...............              9,130               5,958              40,086
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             52,371               7,341             320,185
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (138)             16,695             225,037
    Change in Unrealized Appreciation
        (Depreciation) ..........................             50,732             139,635             916,601
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             50,594             156,330           1,141,638
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   102,965         $   163,671         $ 1,461,823
                                                         ===========         ===========         ===========

                                                                               Fidelity
                                                          Fidelity            Investment           Fidelity
                                                            High                Grade               Money
                                                           Income                Bond               Market
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    25,817         $    11,228         $   104,828
Expenses:
    Mortality & Expense Risk Fees ...............              3,902               3,790              18,801
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             21,915               7,438              86,027
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (12,925)             (1,112)                  0
    Change in Unrealized Appreciation
        (Depreciation) ..........................             17,353             (12,354)                  0
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              4,428             (13,466)                  0
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    26,343         $    (6,028)        $    86,027
                                                         ===========         ===========         ===========

                                                                              SunAmerica          SunAmerica
                                                          Fidelity             Alliance           Aggressive
                                                          Overseas              Growth              Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    16,156         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............              4,369                 904                 123
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             11,787                (904)               (123)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,460               5,669               1,932
    Change in Unrealized Appreciation
        (Depreciation) ..........................            173,424              79,099              26,106
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            176,884              84,768              28,038
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   188,671         $    83,864         $    27,915
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                            Asset               Cash             Corporate
                                                         Allocation          Management             Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $    10,746         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                 32               4,228                   6
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (32)              6,518                  (6)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 77               4,159                  24
    Change in Unrealized Appreciation
        (Depreciation) ..........................                965              13,584                 (84)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,042              17,743                 (60)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,010         $    24,261         $       (66)
                                                         ===========         ===========         ===========

                                                         SunAmerica
                                                           "Dogs"
                                                             of              SunAmerica          SunAmerica
                                                            Wall              Emerging           Federated
                                                           Street             Markets              Value
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                 26                  44                 121
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (26)                (44)               (121)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (403)                961                 (71)
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (291)              6,842               6,394
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............               (694)              7,803               6,323
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (720)        $     7,759         $     6,202
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica
                                                           Global              Global            SunAmerica
                                                            Bond              Equities          Growth-Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                  4                  64                 182
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (4)                (64)               (182)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0               1,580               4,088
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 (2)              4,258              11,546
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 (2)              5,838              15,634
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Re7sulting From Operations ...................        $        (6)        $     5,774         $    15,452
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                                              SunAmerica         International
                                                         SunAmerica         International           Growth
                                                         High-Yield          Diversified              &
                                                            Bond               Equities             Income
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $    10,764
Expenses:
    Mortality & Expense Risk Fees ...............                 70                 144                 100
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (70)               (144)             10,664
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                315                (475)                 48
    Change in Unrealized Appreciation
        (Depreciation) ..........................              1,005              15,097              (6,115)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,320              14,622              (6,067)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,250         $    14,478         $     4,597
                                                         ===========         ===========         ===========

                                                         SunAmerica
                                                             MFS              SunAmerica          SunAmerica
                                                           Growth                MFS                 MFS
                                                              &                Mid-Cap              Total
                                                           Income               Growth              Return
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     1,260         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                122                  59                  50
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (122)              1,201                 (50)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,481               3,519                 513
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,847               6,611                (146)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              6,328              10,130                 367
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     6,206         $    11,331         $       317
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                           Putnam               Real             SunAmerica
                                                           Growth              Estate             Balanced
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                198                   4                 101
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (198)                 (4)               (101)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              6,536                   0                 214
    Change in Unrealized Appreciation
        (Depreciation) ..........................             10,300                 168               9,028
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             16,836                 168               9,242
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    16,638         $       164         $     9,141
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                                             SunAmerica          Worldwide
                                                         SunAmerica           Venture               High
                                                           Utility             Value               Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                  5                 227                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (5)               (227)                  0
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  9                (263)                  3
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 55              15,614                  19
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 64              15,351                  22
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $        59         $    15,124         $        22
                                                         ===========         ===========         ===========

                                                            VanEck              VanEck               WP&G
                                                           Worldwide          Worldwide            Tomorrow
                                                           Emerging              Hard                Long
                                                            Markets             Assets               Term
                                                             Fund                Fund             Portfolio
                                                             ----                ----             ---------
Investment Income (Loss): .......................
    Dividends                                            $         0         $       544         $     7,635
Expenses:
    Mortality & Expense Risk Fees ...............                562                 405                 607
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (562)                139               7,028
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,139              (8,908)                692
    Change in Unrealized Appreciation
        (Depreciation) ..........................             49,606              18,485              (1,304)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             52,745               9,577                (612)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    52,183         $     9,716         $     6,416
                                                         ===========         ===========         ===========

                                                             WP&G                WP&G
                                                           Tomorrow            Tomorrow
                                                            Medium              Short
                                                             Term                Term
                                                           Portfolio          Portfolio
                                                           ---------          ---------
Investment Income (Loss):
    Dividends ...................................        $    414.00         $    598.00
Expenses:
    Mortality & Expense Risk Fees ...............                 44                  64
                                                         -----------         -----------
Net Investment Income (Loss) ....................                370                 534
                                                         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 19                  68
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (206)               (543)
                                                         -----------         -----------
    Net Gain (Loss) on Investments ..............               (187)               (475)
                                                         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       183         $        59
                                                         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1998

                                                                                AIM                  AIM
                                                                              Capital           International
                                                                            Appreciation            Equity
                                                            Total               Fund                 Fund
                                                            -----               ----                 ----
Investment Income (Loss):
    Dividends ...................................        $   733,252         $     5,326         $     1,878
Expenses:
    Mortality & Expense Risk Fees ...............            106,392                 694               1,405
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            626,860               4,632                 473
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            519,608                (371)            (22,044)
    Change in Unrealized Appreciation
        (Depreciation) ..........................          1,519,964              25,833               7,738
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          2,039,572              25,462             (14,306)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 2,666,432         $    30,094         $   (13,833)
                                                         ===========         ===========         ===========

                                                                                                   Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                          Investors              Bond             Government
                                                          Portfolio           Portfolio            Portfolio
                                                          ---------           ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $     2,086         $        18         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                263                  20                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              1,823                  (2)                  0
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,083                  19                   2
    Change in Unrealized Appreciation
        (Depreciation) ..........................                691                 289                  10
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,774                 308                  12
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     3,597         $       306         $        12
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                              Growth               Alliance
                                                          Alliance               &                  Growth
                                                           Growth              Income             Investors
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $   110,505         $   111,284         $    14,073
Expenses:
    Mortality & Expense Risk Fees ...............             16,449              10,688               1,473
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             94,056             100,596              12,600
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             36,650              55,743               3,763
    Change in Unrealized Appreciation
        (Depreciation) ..........................            394,461              63,586              17,434
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            431,111             119,329              21,197
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   525,167         $   219,925         $    33,797
                                                         ===========         ===========         ===========

                                                                              Alliance             Alliance
                                                          Alliance             Money               Premier
                                                        International         Market                Growth
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     2,482         $       233
Expenses:
    Mortality & Expense Risk Fees ...............                334                 482               2,105
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (334)              2,000              (1,872)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             54,637                   0              30,881
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                   0              16,562
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             54,637                   0              47,443
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    54,303         $     2,000         $    45,571
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                          Alliance             Total               Alliance
                                                         Technology           Return                Quasar
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $       715         $         0         $    31,614
Expenses:
    Mortality & Expense Risk Fees ...............              5,537                   1               3,978
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (4,822)                 (1)             27,636
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            171,268                   0              31,274
    Change in Unrealized Appreciation
        (Depreciation) ..........................            197,601                 112             (66,300)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            368,869                 112             (35,026)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   364,047         $       111         $    (7,390)
                                                         ===========         ===========         ===========

                                                          Alliance
                                                            U.S.
                                                         Government/                               Dreyfus
                                                            High              Alliance              Small
                                                            Grade             Utility              Company
                                                         Securities            Income               Stock
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $     1,151
Expenses:
    Mortality & Expense Risk Fees ...............                  0                   0               1,653
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                  0                   0                (502)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0                   0              (2,481)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                  52               8,859
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                  0                  52               6,378
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $         0         $        52         $     5,876
                                                         ===========         ===========         ===========

                                                                               Dreyfus
                                                           Dreyfus               Zero              Fidelity
                                                            Stock               Coupon              Asset
                                                            Index                2000              Manager
                                                            Fund              Portfolio           Portfolio
                                                            ----              ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    30,188         $       705         $    60,993
Expenses:
    Mortality & Expense Risk Fees ...............             16,095                 116               5,125
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             14,093                 589              55,868
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             90,160                 117              10,634
    Change in Unrealized Appreciation
        (Depreciation) ..........................            348,632                  37              18,503
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            438,792                 154              29,137
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   452,885         $       743         $    85,005
                                                         ===========         ===========         ===========

                                                                                                   Fidelity
                                                          Fidelity            Fidelity               High
                                                         Contrafund            Growth               Income
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $     1,859         $   181,333         $    33,968
Expenses:
    Mortality & Expense Risk Fees ...............              1,067              17,992               2,593
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                792             163,341              31,375
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,199              52,384              (5,310)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             37,476             484,390             (31,433)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             40,675             536,774             (36,743)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    41,467         $   700,115         $    (5,368)
                                                         ===========         ===========         ===========

                                                           Fidelity
                                                          Investment          Fidelity
                                                            Grade               Money              Fidelity
                                                            Bond                Market             Overseas
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     9,614         $    72,672         $    29,556
Expenses:
    Mortality & Expense Risk Fees ...............              1,360              12,336               3,291
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              8,254              60,336              26,265
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (104)                  0              22,548
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,966                   0               1,403
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,862                   0              23,951
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    11,116         $    60,336         $    50,216
                                                         ===========         ===========         ===========

                                                                               VanEck               VanEck
                                                           VanEck            Worldwide            Worldwide
                                                          Worldwide           Emerging               Hard
                                                          Balanced            Markets               Assets
                                                            Fund                Fund                 Fund
                                                            ----                ----                 ----
Investment Income (Loss):
    Dividends ...................................        $    24,879         $         0         $     4,567
Expenses:
    Mortality & Expense Risk Fees ...............                466                  80                 292
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             24,413                 (80)              4,275
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (10,944)               (238)             (4,776)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (4,930)              2,653             (11,854)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (15,874)              2,415             (16,630)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     8,539         $     2,335         $   (12,355)
                                                         ===========         ===========         ===========

                                                            WP&G                WP&G                 WP&G
                                                          Tomorrow            Tomorrow             Tomorrow
                                                            Long               Medium               Short
                                                            Term                Term                 Term
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $       948         $       287         $       318
Expenses:
    Mortality & Expense Risk Fees ...............                423                  41                  33
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                525                 246                 285
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,436                  31                  47
    Change in Unrealized Appreciation
        (Depreciation) ..........................              4,736                 390                  67
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              6,172                 421                 114
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     6,697         $       667         $       399
                                                         ===========         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      2000

                                                                                AIM                 AIM
                                                                              Capital           International
                                                                            Appreciation           Equity
                                                            Total               Fund                Fund
                                                            -----               ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $ 3,375,899         $    10,616         $    53,253
    Realized Gain (Loss) on Investment Activity .          3,055,639              22,396              97,266
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (9,367,663)           (120,963)           (472,015)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................         (2,936,125)            (87,951)           (321,496)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         25,222,322             266,149             519,150
    Cost Of Insurance Charge ....................         (4,589,328)            (49,019)            (70,188)
    Policy Loans ................................           (811,157)            (15,112)             (8,957)
    Contract Withdrawals ........................         (1,565,806)            (17,381)            (11,729)
    Death Benefits ..............................            (93,879)                  0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         18,162,152             184,637             428,276
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........         15,226,027              96,686             106,780
Net Assets, at Beginning of Year ................         37,162,854             479,400             807,557
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $52,388,881         $   576,086         $   914,337
                                                         ===========         ===========         ===========

                                                                                                  Alliance
                                                          Alliance            Alliance             Global
                                                        Conservative           Global              Dollar
                                                          Investors             Bond             Government
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $     4,576         $       472         $        24
    Realized Gain (Loss) on Investment Activity .                (73)               (597)                  2
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........             (2,635)                310                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................              1,868                 185                  26
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............              3,912              10,900                   1
    Cost Of Insurance Charge ....................             (2,718)             (2,085)                (16)
    Policy Loans ................................             (1,820)                  0                   0
    Contract Withdrawals ........................               (678)             (5,877)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................             (1,304)              2,938                 (15)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                564               3,123                  11
Net Assets, at Beginning of Year ................             39,415              15,665                 214
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $    39,979         $    18,788         $       225
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income            Investors
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   658,510         $   159,402         $    57,031
    Realized Gain (Loss) on Investment Activity .            (75,125)            187,289               4,485
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (1,538,293)            139,507             (69,834)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (954,908)            486,198              (8,318)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            999,982             194,617              48,277
    Cost Of Insurance Charge ....................           (292,488)           (208,330)            (14,799)
    Policy Loans ................................           (128,371)            (45,627)            (16,166)
    Contract Withdrawals ........................           (215,891)           (106,408)             (6,080)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            363,232            (165,748)             11,232
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (591,676)            320,450               2,914
Net Assets, at Beginning of Year ................          4,551,131           2,589,910             241,693
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 3,959,455         $ 2,910,360         $   244,607
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                          Alliance             Money              Premier
                                                        International         Market               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    (7,693)        $    61,664         $    36,051
    Realized Gain (Loss) on Investment Activity .          1,052,674                   0             (89,758)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  1                   0            (232,796)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................          1,044,982              61,664            (286,503)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         (1,033,216)          4,793,855             559,890
    Cost Of Insurance Charge ....................            (11,766)            (19,429)            (92,798)
    Policy Loans ................................                  0                   0             (17,955)
    Contract Withdrawals ........................                  0                   0             (26,114)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         (1,044,982)          4,774,426             423,023
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                  0           4,836,090             136,520
Net Assets, at Beginning of Year ................                  0              30,956             663,441
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 4,867,046         $   799,961
                                                         ===========         ===========         ===========

                                                          Alliance                                Alliance
                                                            Real              Alliance             Total
                                                           Estate            Technology           Return
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $       (94)        $   178,471         $       173
    Realized Gain (Loss) on Investment Activity .             15,137             343,982                   4
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  0          (1,366,244)                312
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................             15,043            (843,791)                489
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            (15,043)           (660,540)              5,752
    Cost Of Insurance Charge ....................                  0            (246,374)               (336)
    Policy Loans ................................                  0             (89,341)                  0
    Contract Withdrawals ........................                  0            (129,098)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            (15,043)         (1,125,353)              5,416
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                  0          (1,969,144)              5,905
Net Assets, at Beginning of Year ................                  0           4,384,584               2,448
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 2,415,440         $     8,353
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                                U.S.
                                                                            Government/
                                                                                High              Alliance
                                                          Alliance             Grade              Utility
                                                           Quasar            Securities            Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    10,363         $        44         $        58
    Realized Gain (Loss) on Investment Activity .          1,004,925                  (6)                 17
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........            (47,121)                 45                  36
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            968,167                  83                 111
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         (1,712,548)                  0                  (1)
    Cost Of Insurance Charge ....................            (44,276)                (63)                (82)
    Policy Loans ................................            (34,577)                  0                   0
    Contract Withdrawals ........................            (14,249)                  0                   0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         (1,805,650)                (63)                (83)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (837,483)                 20                  28
Net Assets, at Beginning of Year ................          1,303,552                 858               1,106
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   466,069         $       878         $     1,134
                                                         ===========         ===========         ===========

                                                                               Anchor
                                                                             Government
                                                           Anchor                &
                                                           Capital            Quality              Anchor
                                                        Appreciation            Bond               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    81,435         $    14,708         $    45,812
    Realized Gain (Loss) on Investment Activity .               (221)                948               4,333
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........           (222,863)             14,315             (88,211)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (141,649)             29,971             (38,066)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,231,436             208,669           1,050,149
    Cost Of Insurance Charge ....................           (160,428)            (11,109)            (63,626)
    Policy Loans ................................               (974)                (50)               (993)
    Contract Withdrawals ........................             (1,262)                  0                   0
    Death Benefits ..............................            (10,321)                  0              (9,630)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................          1,058,451             197,510             975,900
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            916,802             227,481             937,834
Net Assets, at Beginning of Year ................             82,804             120,210              30,800
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   999,606         $   347,691         $   968,634
                                                         ===========         ===========         ===========

                                                                              Dreyfus
                                                           Anchor              Small              Dreyfus
                                                           Natural            Company              Stock
                                                          Resources            Stock               Index
                                                          Portfolio          Portfolio              Fund
                                                          ---------          ---------              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $      (268)        $    (3,475)        $    82,594
    Realized Gain (Loss) on Investment Activity .              1,566              81,336             187,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........              6,448             (82,654)           (811,991)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................              7,746              (4,793)           (542,031)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............             48,478             140,691           1,110,009
    Cost Of Insurance Charge ....................             (6,762)            (31,016)           (417,587)
    Policy Loans ................................               (942)             (9,921)            (71,436)
    Contract Withdrawals ........................                  0             (16,537)           (212,452)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................             40,774              83,217             408,534
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........             48,520              78,424            (133,497)
Net Assets, at Beginning of Year ................             12,023             393,399           5,084,173
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $    60,543         $   471,823         $ 4,950,676
                                                         ===========         ===========         ===========

                                                           Dreyfus
                                                            Zero              Fidelity
                                                           Coupon              Asset              Fidelity
                                                            2000              Manager            Contrafund
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $       931         $   118,211         $   130,584
    Realized Gain (Loss) on Investment Activity .               (322)             (5,944)             27,749
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                339            (175,054)           (244,303)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................                948             (62,787)            (85,970)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            (14,995)            265,168             302,537
    Cost Of Insurance Charge ....................             (1,579)            (88,912)            (89,631)
    Policy Loans ................................               (411)            (45,448)            (36,809)
    Contract Withdrawals ........................             (1,119)            (73,933)            (23,862)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            (18,104)             56,875             152,235
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            (17,156)             (5,912)             66,265
Net Assets, at Beginning of Year ................             17,156           1,208,521           1,049,838
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 1,202,609         $ 1,116,103
                                                         ===========         ===========         ===========

                                                                                                  Fidelity
                                                                              Fidelity           Investment
                                                          Fidelity              High               Grade
                                                           Growth              Income               Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   619,660         $    28,911         $    32,833
    Realized Gain (Loss) on Investment Activity .            261,207             (25,958)            (22,636)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (1,629,343)            (96,581)             26,700
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (748,476)            (93,628)             36,897
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,237,098             (21,586)           (105,098)
    Cost Of Insurance Charge ....................           (446,804)            (26,227)            (26,442)
    Policy Loans ................................           (162,834)            (10,606)              1,753
    Contract Withdrawals ........................           (322,067)            (21,558)            (14,734)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            305,393             (79,977)           (144,521)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (443,083)           (173,605)           (107,624)
Net Assets, at Beginning of Year ................          6,022,870             484,205             491,961
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 5,579,787         $   310,600         $   384,337
                                                         ===========         ===========         ===========

                                                          Fidelity                               SunAmerica
                                                            Money             Fidelity            Alliance
                                                           Market             Overseas             Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    70,245         $    62,429         $   360,185
    Realized Gain (Loss) on Investment Activity .                  3              15,541             (32,936)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  0            (218,283)           (996,932)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................             70,248            (140,313)           (669,683)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............           (272,239)            111,722           3,324,110
    Cost Of Insurance Charge ....................            (84,773)            (44,571)           (343,983)
    Policy Loans ................................            (82,799)             (8,212)             (1,146)
    Contract Withdrawals ........................            (99,796)            (55,982)            (55,687)
    Death Benefits ..............................                  0                   0              (8,698)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................           (539,607)              2,957           2,914,596
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (469,359)           (137,356)          2,244,913
Net Assets, at Beginning of Year ................          1,761,346             672,397             769,605
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 1,291,987         $   535,041         $ 3,014,518
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                         SunAmerica          SunAmerica             Blue
                                                         Aggressive            Asset                Chip
                                                           Growth            Allocation            Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    68,111         $     3,172         $         1
    Realized Gain (Loss) on Investment Activity .             27,844              (1,288)                  0
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........           (276,747)             (4,228)                 (3)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (180,792)             (2,344)                 (2)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,154,998             106,902                 376
    Cost Of Insurance Charge ....................           (155,716)            (11,322)                  0
    Policy Loans ................................            (11,031)            (10,428)                  0
    Contract Withdrawals ........................               (375)                  0                   0
    Death Benefits ..............................            (16,817)             (8,999)                  0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            971,059              76,153                 376
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            790,267              73,809                 374
Net Assets, at Beginning of Year ................            145,877              28,344                   0
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   936,144         $   102,153         $       374
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                                                                   "Dogs"
                                                         SunAmerica          SunAmerica              of
                                                            Cash             Corporate              Wall
                                                         Management             Bond               Street
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   132,023         $     2,715         $     1,442
    Realized Gain (Loss) on Investment Activity .              3,567                (193)             (1,866)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........             (9,440)               (348)              6,064
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            126,150               2,174               5,640
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          2,835,143             163,484              47,088
    Cost Of Insurance Charge ....................           (682,590)             (4,706)            (12,829)
    Policy Loans ................................             92,753                   0                (988)
    Contract Withdrawals ........................               (575)                  0                (286)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................          2,244,731             158,778              32,985
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........          2,370,881             160,952              38,625
Net Assets, at Beginning of Year ................          1,849,423               7,300              33,233
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 4,220,304         $   168,252         $    71,858
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                          Emerging           Federated             Global
                                                           Markets             Value                Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $     6,608         $    16,869         $     1,462
    Realized Gain (Loss) on Investment Activity .             (6,273)              5,180                  44
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........            (92,840)             (4,768)                333
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            (92,505)             17,281               1,839
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            381,256             290,883              25,335
    Cost Of Insurance Charge ....................            (51,353)            (27,698)             (2,047)
    Policy Loans ................................             (1,127)                  0                 (67)
    Contract Withdrawals ........................               (355)                (79)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            328,421             263,106              23,221
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            235,916             280,387              25,060
Net Assets, at Beginning of Year ................             39,819             162,956               3,190
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   275,735         $   443,343         $    28,250
                                                         ===========         ===========         ===========

                                                     SunAmerica                           SunAmerica
                                                       Global          SunAmerica         High-Yield
                                                      Equities        Growth-Income         Bond
                                                      Portfolio        Portfolio          Portfolio
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    27,865       $    52,932       $    20,767
    Realized Gain (Loss) on Investment Activity          (14,932)              704               367
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (81,632)         (188,142)          (43,567)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          (68,699)         (134,506)          (22,433)
                                                     -----------       -----------       -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          430,872         1,501,910           134,647
    Cost Of Insurance Charge ..................          (38,157)         (129,082)          (10,331)
    Policy Loans ..............................           (1,039)          (48,468)                0
    Contract Withdrawals ......................             (463)             (171)                0
    Death Benefits ............................                0           (13,553)                0
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          391,213         1,310,636           124,316
                                                     -----------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          322,514         1,176,130           101,883
Net Assets, at Beginning of Year ..............           37,914           146,241            93,723
                                                     -----------       -----------       -----------
Net Assets, at End of Year ....................      $   360,428       $ 1,322,371       $   195,606
                                                     ===========       ===========       ===========

                                                                        SunAmerica        SunAmerica
                                                      SunAmerica       International         MFS
                                                     International        Growth            Growth
                                                      Diversified           &                 &
                                                       Equities           Income            Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  79,607         $   8,042         $     (64)
    Realized Gain (Loss) on Investment Activity          (37,585)           (7,881)            1,182
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (122,146)            8,326            (6,830)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          (80,124)            8,487            (5,712)
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          469,396           596,667           371,011
    Cost Of Insurance Charge ..................          (43,124)          (48,792)          (31,312)
    Policy Loans ..............................          (20,609)           (1,057)             (992)
    Contract Withdrawals ......................             (249)              (33)             (459)
    Death Benefits ............................                0                 0            (8,943)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          405,414           546,785           329,305
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          325,290           555,272           323,593
Net Assets, at Beginning of Year ..............          167,970           120,911            80,111
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 493,260         $ 676,183         $ 403,704
                                                       =========         =========         =========

                                                    SunAmerica      SunAmerica
                                                        MFS            MFS           SunAmerica
                                                      Mid-Cap         Total           Putnam
                                                      Growth          Return          Growth
                                                     Portfolio       Portfolio       Portfolio
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   9,535       $   4,610       $  57,722
    Realized Gain (Loss) on Investment Activity         18,478             243         (32,626)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (65,468)         23,362        (168,387)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (37,455)         28,215        (143,291)
                                                     ---------       ---------       ---------
Capital Transactions:
    Contract Deposits and Transfers ...........        970,790         221,503         976,196
    Cost Of Insurance Charge ..................       (113,360)        (23,466)       (105,084)
    Policy Loans ..............................        (11,229)         (1,127)           (982)
    Contract Withdrawals ......................           (230)            (26)           (470)
    Death Benefits ............................              0               0          (8,758)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        845,971         196,884         860,902
                                                     ---------       ---------       ---------
Total Increase (Decrease) in Net Assets .......        808,516         225,099         717,611
Net Assets, at Beginning of Year ..............         94,347          41,512         138,932
                                                     ---------       ---------       ---------
Net Assets, at End of Year ....................      $ 902,863       $ 266,611       $ 856,543
                                                     =========       =========       =========

                                                    SunAmerica       SunAmerica      SunAmerica
                                                       Real          Research        SunAmerica
                                                      Estate          Select          Balanced
                                                     Portfolio       Portfolio       Portfolio
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $     700       $      12       $   4,925
    Realized Gain (Loss) on Investment Activity            433              10           7,776
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          2,509            (228)        (55,003)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,642            (206)        (42,302)
                                                     ---------       ---------       ---------
Capital Transactions:
    Contract Deposits and Transfers ...........         34,098           6,842         476,189
    Cost Of Insurance Charge ..................         (2,839)           (527)        (62,682)
    Policy Loans ..............................           (974)              0            (993)
    Contract Withdrawals ......................              0               0         (52,853)
    Death Benefits ............................              0               0               0
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         30,285           6,315         359,661
                                                     ---------       ---------       ---------
Total Increase (Decrease) in Net Assets .......         33,927           6,109         317,359
Net Assets, at Beginning of Year ..............          4,869               0          99,032
                                                     ---------       ---------       ---------
Net Assets, at End of Year ....................      $  38,796       $   6,109       $ 416,391
                                                     =========       =========       =========

                                                                                               SunAmerica
                                                       SunAmerica           SunAmerica           Venture
                                                       Technology            Utility              Value
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $        (7)        $     2,304         $     7,391
    Realized Gain (Loss) on Investment Activity               (304)             (3,206)             26,461
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (1,416)             (3,308)             27,582
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (1,727)             (4,210)             61,434
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........              7,779              64,383           1,331,229
    Cost Of Insurance Charge ..................               (440)             (6,442)           (103,966)
    Policy Loans ..............................                  0                   0              (1,043)
    Contract Withdrawals ......................                  0                 (50)            (56,086)
    Death Benefits ............................                  0              (8,160)                  0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              7,339              49,731           1,170,134
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......              5,612              45,521           1,231,568
Net Assets, at Beginning of Year ..............                  0              10,827             263,081
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $     5,612         $    56,348         $ 1,494,649
                                                       ===========         ===========         ===========

                                                         SunAmerica            VanEck             VanEck
                                                         Worldwide           Worldwide           Worldwide
                                                           High               Emerging             Hard
                                                          Income              Markets             Assets
                                                         Portfolio             Fund                Fund
                                                         ---------             ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $     940           $  (1,243)          $     194
    Realized Gain (Loss) on Investment Activity                (26)              5,869               3,844
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (1,028)            (81,313)              1,663
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               (114)            (76,687)              5,701
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........             25,889              83,312               1,281
    Cost Of Insurance Charge ..................             (1,653)            (14,045)             (4,452)
    Policy Loans ..............................                  0                (121)               (708)
    Contract Withdrawals ......................                  0              (3,129)            (15,364)
    Death Benefits ............................                  0                   0                   0
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................             24,236              66,017             (19,243)
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......             24,122             (10,670)            (13,542)
Net Assets, at Beginning of Year ..............                586             118,117              71,708
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $  24,708           $ 107,447           $  58,166
                                                         =========           =========           =========

                                                        WP&G              WP&G             WP&G
                                                      Tomorrow          Tomorrow         Tomorrow
                                                        Long             Medium            Short
                                                        Term              Term             Term
                                                      Portfolio         Portfolio        Portfolio
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   (383)        $    (24)        $    (45)
    Realized Gain (Loss) on Investment Activity           5,228               78             (139)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (3,120)              71              492
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           1,725              125              308
                                                       --------         --------         --------
Capital Transactions:
    Contract Deposits and Transfers ...........         (71,808)          (4,694)          (7,921)
    Cost Of Insurance Charge ..................          (2,364)            (159)            (573)
    Policy Loans ..............................          (2,170)              (3)               0
    Contract Withdrawals ......................          (1,949)            (110)               0
    Death Benefits ............................               0                0                0
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         (78,291)          (4,966)          (8,494)
                                                       --------         --------         --------
Total Increase (Decrease) in Net Assets .......         (76,566)          (4,841)          (8,186)
Net Assets, at Beginning of Year ..............          76,566            4,841            8,186
                                                       --------         --------         --------
Net Assets, at End of Year ....................        $      0         $      0         $      0
                                                       ========         ========         ========

      See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1999

                                                                               AIM                    AIM
                                                                              Capital            International
                                                                            Appreciation            Equity
                                                          Total                Fund                  Fund
                                                          -----                ----                  ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  1,108,245         $      7,430         $     22,250
    Realized Gain (Loss) on Investment Activity           1,688,244                9,467                 (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           4,216,974              118,713              245,104
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           7,013,463              135,610              266,696
                                                       ------------         ------------         ------------
Capital Transactions:
    Contract Deposits and Transfers ...........          16,057,267              191,533              350,534
    Cost Of Insurance Charge ..................          (2,371,415)             (34,739)             (48,131)
    Policy Loans ..............................            (467,311)              (6,129)              (4,309)
    Contract Withdrawals ......................          (1,231,246)              (7,120)              (1,849)
    Death Benefits ............................             (19,183)                (532)                   0
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          11,968,112              143,013              296,245
                                                       ------------         ------------         ------------
Total Increase (Decrease) in Net Assets .......          18,981,575              278,623              562,941
Net Assets, at Beginning of Year ..............          18,181,279              200,777              244,616
                                                       ------------         ------------         ------------
Net Assets, at End of Year ....................        $ 37,162,854         $    479,400         $    807,557
                                                       ============         ============         ============

                                                                                                     Alliance
                                                          Alliance             Alliance               Global
                                                        Conservative            Global                Dollar
                                                          Investors              Bond               Government
                                                          Portfolio            Portfolio            Portfolio
                                                          ---------            ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............            $  2,973             $    213             $     29
    Realized Gain (Loss) on Investment Activity                 332                 (472)                   1
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              (1,782)                (364)                  15
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               1,523                 (623)                  45
                                                           --------             --------             --------
Capital Transactions:
    Contract Deposits and Transfers ...........               9,205                9,418                    0
    Cost Of Insurance Charge ..................              (3,200)              (1,677)                 (53)
    Policy Loans ..............................              (1,019)                   0                    0
    Contract Withdrawals ......................                 (89)                   0                    0
    Death Benefits ............................                   0                    0                    0
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................               4,897                7,741                  (53)
                                                           --------             --------             --------
Total Increase (Decrease) in Net Assets .......               6,420                7,118                   (8)
Net Assets, at Beginning of Year ..............              32,995                8,547                  222
                                                           --------             --------             --------
Net Assets, at End of Year ....................            $ 39,415             $ 15,665             $    214
                                                           ========             ========             ========

                                                                            Alliance
                                                                             Growth             Alliance
                                                       Alliance                &                 Growth
                                                        Growth               Income             Investors
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   239,513         $   208,349         $    20,178
    Realized Gain (Loss) on Investment Activity            153,081              59,630              11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            690,619             (46,210)                700
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          1,083,213             221,769              32,231
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,119,286             155,452              44,115
    Cost Of Insurance Charge ..................           (281,233)           (202,332)            (14,016)
    Policy Loans ..............................            (67,291)            (39,707)             (6,664)
    Contract Withdrawals ......................           (128,553)            (55,146)             (9,348)
    Death Benefits ............................             (1,534)             (1,017)               (273)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            640,675            (142,750)             13,814
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,723,888              79,019              46,045
Net Assets, at Beginning of Year ..............          2,827,243           2,510,891             195,648
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 4,551,131         $ 2,589,910         $   241,693
                                                       ===========         ===========         ===========

                                                                             Alliance            Alliance
                                                         Alliance             Money               Premier
                                                       International          Market              Growth
                                                         Portfolio           Portfolio           Portfolio
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $  28,794           $  16,048           $   1,120
    Realized Gain (Loss) on Investment Activity            322,423                   0                 896
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0                   0             105,394
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            351,217              16,048             107,410
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           (348,680)             20,790             475,404
    Cost Of Insurance Charge ..................             (2,537)            (26,366)            (64,005)
    Policy Loans ..............................                  0                   0              (1,748)
    Contract Withdrawals ......................                  0                   0              (5,587)
    Death Benefits ............................                  0                   0                   0
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           (351,217)             (5,576)            404,064
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......                  0              10,472             511,474
Net Assets, at Beginning of Year ..............                  0              20,484             151,967
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $       0           $  30,956           $ 663,441
                                                         =========           =========           =========

                                                                            Alliance
                                                        Alliance             Total              Alliance
                                                       Technology            Return              Quasar
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   (13,316)        $       208         $    (3,833)
    Realized Gain (Loss) on Investment Activity            596,364                   7             143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            860,253                 (78)             94,963
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          1,443,301                 137             234,412
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          2,359,314                   0             804,931
    Cost Of Insurance Charge ..................           (159,124)               (219)            (44,995)
    Policy Loans ..............................            (23,231)                  0              (3,851)
    Contract Withdrawals ......................            (43,776)                  0             (10,477)
    Death Benefits ............................                  0                   0                (348)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          2,133,183                (219)            745,260
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          3,576,484                 (82)            979,672
Net Assets, at Beginning of Year ..............            808,100               2,530             323,880
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 4,384,584         $     2,448         $ 1,303,552
                                                       ===========         ===========         ===========

                                                         Alliance
                                                           U.S.
                                                        Government/
                                                           High               Alliance            Anchor
                                                           Grade               Utility            Capital
                                                         Securities            Income           Appreciation
                                                         Portfolio            Portfolio          Portfolio
                                                         ---------            ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $     52            $     34            $    138
    Realized Gain (Loss) on Investment Activity                 (5)                 10               5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                (78)                134               8,237
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                (31)                178              13,760
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........                  0                   0              72,791
    Cost Of Insurance Charge ..................                (79)                (92)             (3,747)
    Policy Loans ..............................                  0                   0                   0
    Contract Withdrawals ......................                  0                   0                   0
    Death Benefits ............................                  0                   0                   0
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................                (79)                (92)             69,044
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......               (110)                 86              82,804
Net Assets, at Beginning of Year ..............                968               1,020                   0
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $    858            $  1,106            $ 82,804
                                                          ========            ========            ========

                                                        Anchor
                                                      Government
                                                          &                                 Anchor
                                                        Quality           Anchor            Natural
                                                         Bond             Growth           Resources
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   1,848         $      66         $     (10)
    Realized Gain (Loss) on Investment Activity           (1,988)            4,496                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (100)            1,955               890
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (240)            6,517               881
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          121,869            24,961            11,419
    Cost Of Insurance Charge ..................           (1,419)             (678)             (277)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          120,450            24,283            11,142
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          120,210            30,800            12,023
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 120,210         $  30,800         $  12,023
                                                       =========         =========         =========

                                                      Dreyfus                             Dreyfus
                                                       Small            Dreyfus             Zero
                                                      Company            Stock             Coupon
                                                       Stock             Index              2000
                                                     Portfolio            Fund            Portfolio
                                                     ---------            ----            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    (2,786)      $    47,643       $       775
    Realized Gain (Loss) on Investment Activity          (17,176)          143,876                (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           49,961           534,775              (456)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           29,999           726,294               315
                                                     -----------       -----------       -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          160,056         2,254,428             5,613
    Cost Of Insurance Charge ..................          (26,925)         (411,576)           (1,842)
    Policy Loans ..............................           (2,946)          (54,271)                0
    Contract Withdrawals ......................          (14,410)         (143,533)             (488)
    Death Benefits ............................             (403)           (2,534)              (21)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          115,372         1,642,514             3,262
                                                     -----------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          145,371         2,368,808             3,577
Net Assets, at Beginning of Year ..............          248,028         2,715,365            13,579
                                                     -----------       -----------       -----------
Net Assets, at End of Year ....................      $   393,399       $ 5,084,173       $    17,156
                                                     ===========       ===========       ===========

                                                       Fidelity
                                                         Asset              Fidelity            Fidelity
                                                        Manager            Contrafund            Growth
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    52,371         $     7,341         $   320,185
    Realized Gain (Loss) on Investment Activity               (138)             16,695             225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             50,732             139,635             916,601
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            102,965             163,671           1,461,823
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            422,099             673,063           2,250,185
    Cost Of Insurance Charge ..................            (90,397)            (68,090)           (402,276)
    Policy Loans ..............................            (12,318)               (960)            (89,548)
    Contract Withdrawals ......................             (3,454)            (13,989)           (239,317)
    Death Benefits ............................             (4,218)               (699)             (6,501)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            311,712             589,325           1,512,543
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            414,677             752,996           2,974,366
Net Assets, at Beginning of Year ..............            793,844             296,842           3,048,504
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 1,208,521         $ 1,049,838         $ 6,022,870
                                                       ===========         ===========         ===========

                                                                            Fidelity
                                                        Fidelity           Investment           Fidelity
                                                          High                Grade               Money
                                                         Income                Bond               Market
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    21,915         $     7,438         $    86,027
    Realized Gain (Loss) on Investment Activity            (12,925)             (1,112)                  0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             17,353             (12,354)                  0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             26,343              (6,028)             86,027
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            255,870             379,969            (421,803)
    Cost Of Insurance Charge ..................            (32,070)            (40,235)           (183,797)
    Policy Loans ..............................             (4,373)             (7,710)             (2,013)
    Contract Withdrawals ......................            (24,692)            (42,753)           (465,487)
    Death Benefits ............................               (182)                  0                   0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            194,553             289,271          (1,073,100)
Total Increase (Decrease) in Net Assets .......            220,896             283,243            (987,073)
Net Assets, at Beginning of Year ..............            263,309             208,718           2,748,419
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   484,205         $   491,961         $ 1,761,346
                                                       ===========         ===========         ===========


                                                                        SunAmerica         SunAmerica
                                                      Fidelity            Alliance         Aggressive
                                                      Overseas             Growth            Growth
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  11,787         $    (904)        $    (123)
    Realized Gain (Loss) on Investment Activity            3,460             5,669             1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          173,424            79,099            26,106
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          188,671            83,864            27,915
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          175,116           700,521           127,356
    Cost Of Insurance Charge ..................          (47,710)          (14,780)           (5,960)
    Policy Loans ..............................           (7,700)                0            (3,434)
    Contract Withdrawals ......................          (15,290)                0                 0
    Death Benefits ............................             (921)                0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          103,495           685,741           117,962
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          292,166           769,605           145,877
Net Assets, at Beginning of Year ..............          380,231                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 672,397         $ 769,605         $ 145,877
                                                       =========         =========         =========

                                                      SunAmerica       SunAmerica          SunAmerica
                                                        Asset            Cash              Corporate
                                                      Allocation       Management             Bond
                                                      Portfolio        Portfolio           Portfolio
                                                      ---------        ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............         $    (32)      $     6,518         $      (6)
    Realized Gain (Loss) on Investment Activity               77             4,159                24
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              965            13,584               (84)
                                                        --------       -----------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            1,010            24,261               (66)
                                                        --------       -----------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           31,387         2,021,308             7,497
    Cost Of Insurance Charge ..................             (619)         (101,346)             (131)
    Policy Loans ..............................           (3,434)          (94,800)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                        --------       -----------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           27,334         1,825,162             7,366
                                                        --------       -----------         ---------
Total Increase (Decrease) in Net Assets .......           28,344         1,849,423             7,300
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                        --------       -----------         ---------
Net Assets, at End of Year ....................         $ 28,344       $ 1,849,423         $   7,300
                                                        ========       ===========         =========

                                                      SunAmerica
                                                        "Dogs"
                                                          of             SunAmerica        SunAmerica
                                                         Wall             Emerging         Federated
                                                        Street            Markets            Value
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     (26)        $     (44)        $    (121)
    Realized Gain (Loss) on Investment Activity             (403)              961               (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (291)            6,842             6,394
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (720)            7,759             6,202
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           35,255            34,750           157,965
    Cost Of Insurance Charge ..................           (1,302)           (2,690)           (1,211)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           33,953            32,060           156,754
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           33,233            39,819           162,956
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  33,233         $  39,819         $ 162,956
                                                       =========         =========         =========

                                                      SunAmerica         SunAmerica
                                                        Global             Global         SunAmerica
                                                         Bond             Equities       Growth-Income
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $      (4)        $     (64)        $    (182)
    Realized Gain (Loss) on Investment Activity                0             1,580             4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........               (2)            4,258            11,546
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               (6)            5,774            15,452
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........            3,222            33,441           151,611
    Cost Of Insurance Charge ..................              (26)           (1,301)           (3,677)
    Policy Loans ..............................                0                 0           (17,145)
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            3,196            32,140           130,789
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......            3,190            37,914           146,241
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $   3,190         $  37,914         $ 146,241
                                                       =========         =========         =========

                                                                                         SunAmerica
                                                                        SunAmerica      International
                                                       SunAmerica      International        Growth
                                                       High-Yield       Diversified           &
                                                         Bond             Equities          Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     (70)        $    (144)        $  10,664
    Realized Gain (Loss) on Investment Activity              315              (475)               48
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            1,005            15,097            (6,115)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            1,250            14,478             4,597
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           93,353           161,448           118,221
    Cost Of Insurance Charge ..................             (880)           (1,101)           (1,907)
    Policy Loans ..............................                0            (6,855)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           92,473           153,492           116,314
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           93,723           167,970           120,911
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  93,723         $ 167,970         $ 120,911
                                                       =========         =========         =========

                                                      SunAmerica
                                                         MFS            SunAmerica         SunAmerica
                                                        Growth              MFS               MFS
                                                          &               Mid-Cap            Total
                                                        Income             Growth            Return
                                                       Portfolio         Portfolio          Portfolio
                                                       ---------         ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............         $   (122)         $  1,201          $    (50)
    Realized Gain (Loss) on Investment Activity            3,481             3,519               513
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            2,847             6,611              (146)
                                                        --------          --------          --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            6,206            11,331               317
                                                        --------          --------          --------
Capital Transactions:
    Contract Deposits and Transfers ...........           76,010            88,561            42,507
    Cost Of Insurance Charge ..................           (2,105)           (2,111)           (1,312)
    Policy Loans ..............................                0            (3,434)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                        --------          --------          --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           73,905            83,016            41,195
                                                        --------          --------          --------
Total Increase (Decrease) in Net Assets .......           80,111            94,347            41,512
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                        --------          --------          --------
Net Assets, at End of Year ....................         $ 80,111          $ 94,347          $ 41,512
                                                        ========          ========          ========


                                                      SunAmerica         SunAmerica       SunAmerica
                                                        Putnam             Real           SunAmerica
                                                        Growth            Estate           Balanced
                                                       Portfolio         Portfolio        Portfolio
                                                       ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    (198)        $      (4)        $    (101)
    Realized Gain (Loss) on Investment Activity            6,536                 0               214
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           10,300               168             9,028
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           16,638               164             9,141
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          126,661             4,786            93,271
    Cost Of Insurance Charge ..................           (4,367)              (81)           (3,380)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          122,294             4,705            89,891
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          138,932             4,869            99,032
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 138,932         $   4,869         $  99,032
                                                       =========         =========         =========

                                                                                           SunAmerica
                                                                         SunAmerica        Worldwide
                                                       SunAmerica         Venture            High
                                                        Utility            Value            Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $      (5)        $    (227)        $       0
    Realized Gain (Loss) on Investment Activity                9              (263)                3
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........               55            15,614                19
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               59            15,124                22
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           11,073           253,251               620
    Cost Of Insurance Charge ..................             (305)           (5,294)              (56)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           10,768           247,957               564
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           10,827           263,081               586
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  10,827         $ 263,081         $     586
                                                       =========         =========         =========

                                                                         VanEck            VanEck
                                                        VanEck          Worldwide         Worldwide
                                                      Worldwide         Emerging            Hard
                                                       Balanced         Markets            Assets
                                                         Fund             Fund              Fund
                                                         ----             ----              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       0        $    (562)        $     139
    Realized Gain (Loss) on Investment Activity                0            3,139            (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                0           49,606            18,485
                                                       ---------        ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                0           52,183             9,716
                                                       ---------        ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........                0           43,593            39,406
    Cost Of Insurance Charge ..................                0           (7,198)           (6,367)
    Policy Loans ..............................                0                0              (298)
    Contract Withdrawals ......................                0                0            (5,309)
    Death Benefits ............................                0                0                 0
                                                       ---------        ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................                0           36,395            27,432
                                                       ---------        ---------         ---------
Total Increase (Decrease) in Net Assets .......                0           88,578            37,148
Net Assets, at Beginning of Year ..............                0           29,539            34,560
                                                       ---------        ---------         ---------
Net Assets, at End of Year ....................        $       0        $ 118,117         $  71,708
                                                       =========        =========         =========

                                                        WP&G             WP&G             WP&G
                                                      Tomorrow         Tomorrow         Tomorrow
                                                        Long            Medium            Short
                                                        Term             Term             Term
                                                      Portfolio        Portfolio        Portfolio
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  7,028         $    370         $    534
    Realized Gain (Loss) on Investment Activity             692               19               68
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (1,304)            (206)            (543)
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           6,416              183               59
                                                       --------         --------         --------
Capital Transactions:
    Contract Deposits and Transfers ...........          20,325              557            2,373
    Cost Of Insurance Charge ..................          (6,733)            (365)            (973)
    Policy Loans ..............................          (1,784)            (339)               0
    Contract Withdrawals ......................            (579)               0                0
    Death Benefits ............................               0                0                0
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          11,229             (147)           1,400
                                                       --------         --------         --------
Total Increase (Decrease) in Net Assets .......          17,645               36            1,459
Net Assets, at Beginning of Year ..............          58,921            4,805            6,727
                                                       --------         --------         --------
Net Assets, at End of Year ....................        $ 76,566         $  4,841         $  8,186
                                                       ========         ========         ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1998

                                                                                AIM                  AIM
                                                                              Capital           International
                                                                            Appreciation            Equity
                                                          Total                 Fund                 Fund
                                                          -----                 ----                 ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    626,860         $      4,632         $        473
    Realized Gain (Loss) on Investment Activity             519,608                 (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           1,519,964               25,833                7,738
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           2,666,432               30,094              (13,833)
                                                       ------------         ------------         ------------
Capital Transactions:
    Contract Deposits and Transfers ...........          10,229,110              183,463              279,691
    Cost Of Insurance Charge ..................          (1,571,906)             (12,343)             (20,406)
    Policy Loans ..............................            (212,191)                   0                    0
    Contract Withdrawals ......................            (202,369)                (437)                (836)
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           8,242,644              170,683              258,449
                                                       ------------         ------------         ------------
Total Increase (Decrease) in Net Assets .......          10,909,076              200,777              244,616
Net Assets, at Beginning of Year ..............           7,272,203                    0                    0
                                                       ------------         ------------         ------------
Net Assets, at End of Year ....................        $ 18,181,279         $    200,777         $    244,616
                                                       ============         ============         ============

                                                                                                     Alliance
                                                          Alliance              Alliance              Global
                                                        Conservative             Global               Dollar
                                                          Investors               Bond              Government
                                                          Portfolio             Portfolio           Portfolio
                                                          ---------             ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............            $  1,823             $     (2)            $      0
    Realized Gain (Loss) on Investment Activity               1,083                   19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                 691                  289                   10
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               3,597                  306                   12
                                                           --------             --------             --------
Capital Transactions:
    Contract Deposits and Transfers ...........               8,717                8,748                  241
    Cost Of Insurance Charge ..................              (2,651)                (507)                 (31)
    Policy Loans ..............................                   0                    0                    0
    Contract Withdrawals ......................                (740)                   0                    0
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................               5,326                8,241                  210
                                                           --------             --------             --------
Total Increase (Decrease) in Net Assets .......               8,923                8,547                  222
Net Assets, at Beginning of Year ..............              24,072                    0                    0
                                                           --------             --------             --------
Net Assets, at End of Year ....................            $ 32,995             $  8,547             $    222
                                                           ========             ========             ========

                                                                            Alliance
                                                                             Growth              Alliance
                                                        Alliance               &                  Growth
                                                         Growth              Income             Investors
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    94,056         $   100,596         $    12,600
    Realized Gain (Loss) on Investment Activity             36,650              55,743               3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            394,461              63,586              17,434
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            525,167             219,925              33,797
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,465,361           1,726,082              67,671
    Cost Of Insurance Charge ..................           (210,721)           (152,262)            (18,064)
    Policy Loans ..............................            (30,640)            (25,729)             (2,299)
    Contract Withdrawals ......................            (44,972)            (21,460)             (2,915)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          1,179,028           1,526,631              44,393
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,704,195           1,746,556              78,190
Net Assets, at Beginning of Year ..............          1,123,048             764,335             117,458
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 2,827,243         $ 2,510,891         $   195,648
                                                       ===========         ===========         ===========

                                                                             Alliance            Alliance
                                                         Alliance              Money              Premier
                                                       International           Market             Growth
                                                         Portfolio           Portfolio           Portfolio
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $    (334)          $   2,000           $  (1,872)
    Realized Gain (Loss) on Investment Activity             54,637                   0              30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0                   0              16,562
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             54,303               2,000              45,571
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........            (46,424)             30,250             127,213
    Cost Of Insurance Charge ..................             (7,879)            (11,766)            (19,989)
    Policy Loans ..............................                  0                   0                (267)
    Contract Withdrawals ......................                  0                   0                (561)
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            (54,303)             18,484             106,396
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......                  0              20,484             151,967
Net Assets, at Beginning of Year ..............                  0                   0                   0
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $       0           $  20,484           $ 151,967
                                                         =========           =========           =========

                                                                         Alliance
                                                       Alliance           Total            Alliance
                                                      Technology          Return            Quasar
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  (4,822)        $      (1)        $  27,636
    Realized Gain (Loss) on Investment Activity          171,268                 0            31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          197,601               112           (66,300)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          364,047               111            (7,390)
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          280,314             2,477           144,506
    Cost Of Insurance Charge ..................          (66,804)              (58)          (36,287)
    Policy Loans ..............................          (12,128)                0           (10,340)
    Contract Withdrawals ......................          (12,390)                0            (8,285)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          188,992             2,419            89,594
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          553,039             2,530            82,204
Net Assets, at Beginning of Year ..............          255,061                 0           241,676
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 808,100         $   2,530         $ 323,880
                                                       =========         =========         =========

                                                      Alliance
                                                         U.S.
                                                      Government/                           Dreyfus
                                                         High            Alliance            Small
                                                         Grade            Utility           Company
                                                       Securities         Income             Stock
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       0         $       0         $    (502)
    Realized Gain (Loss) on Investment Activity                0                 0            (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                0                52             8,859
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                0                52             5,876
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........              991               991           141,312
    Cost Of Insurance Charge ..................              (23)              (23)          (22,440)
    Policy Loans ..............................                0                 0            (1,455)
    Contract Withdrawals ......................                0                 0            (2,646)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              968               968           114,771
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......              968             1,020           120,647
Net Assets, at Beginning of Year ..............                0                 0           127,381
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $     968         $   1,020         $ 248,028
                                                       =========         =========         =========

                                                                            Dreyfus
                                                         Dreyfus              Zero              Fidelity
                                                          Stock              Coupon               Asset
                                                          Index               2000               Manager
                                                          Fund              Portfolio           Portfolio
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    14,093         $       589         $    55,868
    Realized Gain (Loss) on Investment Activity             90,160                 117              10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            348,632                  37              18,503
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            452,885                 743              85,005
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,648,311               4,317             385,929
    Cost Of Insurance Charge ..................           (264,577)             (2,247)            (60,284)
    Policy Loans ..............................            (35,221)                  0              (1,634)
    Contract Withdrawals ......................            (30,468)                  0              (3,078)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          1,318,045               2,070             320,933
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,770,930               2,813             405,938
Net Assets, at Beginning of Year ..............            944,435              10,766             387,906
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 2,715,365         $    13,579         $   793,844
                                                       ===========         ===========         ===========


                                                                                                 Fidelity
                                                        Fidelity            Fidelity               High
                                                       Contrafund            Growth               Income
                                                       Portfolio            Portfolio            Portfolio
                                                       ---------            ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       792         $   163,341         $    31,375
    Realized Gain (Loss) on Investment Activity              3,199              52,384              (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             37,476             484,390             (31,433)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             41,467             700,115              (5,368)
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            273,708           1,519,887              18,962
    Cost Of Insurance Charge ..................            (18,289)           (264,617)            (31,215)
    Policy Loans ..............................                  0             (38,305)               (541)
    Contract Withdrawals ......................                (44)            (32,651)             (5,710)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            255,375           1,184,314             (18,504)
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            296,842           1,884,429             (23,872)
Net Assets, at Beginning of Year ..............                  0           1,164,075             287,181
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   296,842         $ 3,048,504         $   263,309
                                                       ===========         ===========         ===========

                                                        Fidelity
                                                        Investment          Fidelity
                                                          Grade              Money              Fidelity
                                                           Bond              Market             Overseas
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     8,254         $    60,336         $    26,265
    Realized Gain (Loss) on Investment Activity               (104)                  0              22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              2,966                   0               1,403
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             11,116              60,336              50,216
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            133,629           1,794,587              22,097
    Cost Of Insurance Charge ..................            (15,077)           (262,012)            (46,489)
    Policy Loans ..............................                  0             (47,336)             (4,988)
    Contract Withdrawals ......................               (446)            (23,046)             (8,945)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            118,106           1,462,193             (38,325)
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            129,222           1,522,529              11,891
Net Assets, at Beginning of Year ..............             79,496           1,225,890             368,340
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   208,718         $ 2,748,419         $   380,231
                                                       ===========         ===========         ===========


                                                                               VanEck              VanEck
                                                           VanEck            Worldwide           Worldwide
                                                         Worldwide           Emerging               Hard
                                                          Balanced            Markets              Assets
                                                            Fund                Fund                Fund
                                                            ----                ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $ 24,413            $    (80)           $  4,275
    Realized Gain (Loss) on Investment Activity            (10,944)               (238)             (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (4,930)              2,653             (11,854)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              8,539               2,335             (12,355)
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........            (89,148)             28,877              22,362
    Cost Of Insurance Charge ..................             (7,250)             (1,673)             (5,001)
    Policy Loans ..............................                  0                   0                   0
    Contract Withdrawals ......................               (456)                  0                (666)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            (96,854)             27,204              16,695
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......            (88,315)             29,539               4,340
Net Assets, at Beginning of Year ..............             88,315                   0              30,220
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $      0            $ 29,539            $ 34,560
                                                          ========            ========            ========

                                                           WP&G                WP&G                 WP&G
                                                         Tomorrow            Tomorrow             Tomorrow
                                                           Long               Medium               Short
                                                           Term                Term                 Term
                                                         Portfolio           Portfolio            Portfolio
                                                         ---------           ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $    525            $    246            $    285
    Realized Gain (Loss) on Investment Activity              1,436                  31                  47
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              4,736                 390                  67
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              6,697                 667                 399
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........             38,804                 534               4,650
    Cost Of Insurance Charge ..................             (9,742)               (536)               (643)
    Policy Loans ..............................             (1,308)                  0                   0
    Contract Withdrawals ......................             (1,420)                  0                (197)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................             26,334                  (2)              3,810
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......             33,031                 665               4,209
Net Assets, at Beginning of Year ..............             25,890               4,140               2,518
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $ 58,921            $  4,805            $  6,727
                                                          ========            ========            ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, Polaris Life and Polaris Survivorship Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Anchor Series Trust ("Anchor"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), SunAmerica Series Trust ("SunAmerica"), and Van Eck Investment Trust ("Van Eck Trust"). Investment by the Account in shares of Weiss, Peck & Greer ("WP&G Tomorrow Fund") has been discontinued as of July 31, 2000. The assets in the policies may be invested in the following subaccounts:

AIM Fund:
      Capital Appreciation Fund
      International Equity Fund

Alliance Fund:
      Conservative Investors Portfolio
      Global Bond Portfolio
      Global Dollar Government Portfolio
      Growth Portfolio
      Growth & Income Portfolio
      Growth Investors Portfolio
      High Yield Portfolio
      International Portfolio
      Money Market Portfolio
      North American Government Income Portfolio
      Premier Growth Portfolio
      Quasar Portfolio
      Real Estate Portfolio
      Short-Term Multi-Market Portfolio
      Technology Portfolio
      Total Return Portfolio
      U.S. Government/High Grade Securities Portfolio
      Utility Income Portfolio
      Worldwide Privatization Portfolio

Anchor:
      Capital Appreciation Portfolio
      Government & Quality Bond Portfolio
      Growth Portfolio
      Natural Resources Portfolio

Dreyfus Fund:
      Small Company Stock Portfolio
      Stock Index Fund
      Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)

Fidelity Trust:
      Growth Portfolio
      High Income Portfolio
      Money Market Portfolio
      Overseas Portfolio

Fidelity Trust II:
             Asset Manager Portfolio
             Contrafund Portfolio
             Investment Grade Bond Portfolio

SunAmerica:
             Alliance Growth Portfolio
             Aggressive Growth Portfolio
             Asset Allocation Portfolio
             Blue Chip Growth Portfolio
             Cash Management Portfolio
             Corporate Bond Portfolio
             "Dogs" of Wall Street Portfolio
             Emerging Markets Portfolio
             Federated Value Portfolio
             Global Bond Portfolio
             Global Equities Portfolio
             Growth-Income Portfolio
             Growth Opportunities Portfolio
             High-Yield Bond Portfolio
             International Diversified Equities Portfolio
             International Growth & Income Portfolio
             MFS Growth & Income Portfolio
             MFS Mid-Cap Growth Portfolio
             MFS Total Return Portfolio
             Putnam Growth Portfolio
             Real Estate Portfolio
             Research Select Portfolio
             SunAmerica Balanced Portfolio
             Technology Portfolio
             Utility Portfolio
             Venture Value Portfolio
             Worldwide High Income Portfolio


Van Eck Trust:
             Worldwide Emerging Markets Fund
             Worldwide Hard Assets Fund

WP&G Tomorrow Fund:
             Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
             Tomorrow Medium Term Portfolio (Fund Closed 07/31/00) Tomorrow Short Term Portfolio (Fund Closed 07/31/00)

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 has been reclassified to conform to the 1999 presentation.

F. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

      (a)   administrative charges

      (b)   insurance charges

      (c)   supplemental benefit charges

      (d)   acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life and Polaris Survivorship Life Products
There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

      (a)   administrative charges

      (b)   insurance charges

      (c)   supplemental benefit charges or riders

      (d)   acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                          Cost of         Proceeds
Shares of                                                Purchases       from Sales
---------                                                ---------       ----------
AIM
        Capital Appreciation Fund                       $    246,445   $     51,194
        International Equity Fund                            739,408        257,878
Alliance
        Conservative Investors Portfolio                      10,738          7,466
        Global Bond Portfolio                                 18,848         15,437
        Global Dollar Government Portfolio                        28             19
        Growth Portfolio                                   9,172,444      8,150,703
        Growth & Income Portfolio                         37,764,163     37,770,509
        Growth Investors Portfolio                           142,688         74,426
        International Portfolio                          144,019,922    145,072,593
        Money Market Portfolio                           174,165,149    169,329,060
        Premier Growth Portfolio                          25,829,989     25,370,917
        Real Estate Investment                             1,565,116      1,580,253
        Technology Portfolio                              81,308,825     82,255,708
        Total Return Portfolio                                 5,858            269
        Quasar Portfolio                                 122,345,880    124,142,726
        U.S. Government/High Grade Securities Portfolio           50             70
        Utility Income Portfolio                                  68             91
Anchor
        Capital Appreciation Portfolio                     1,415,776        275,890
        Government & Quality Bond Portfolio                  411,018        198,802
        Growth Portfolio                                   1,176,676        154,964
        Natural Resources Portfolio                           52,633         12,127
Dreyfus
        Small Company Stock Portfolio                      1,103,896      1,024,154
        Stock Index Fund                                   1,103,257        612,130
        Zero Coupon 2000 Portfolio                             6,782         23,775
Fidelity
        Asset Manager Portfolio                              355,889        180,804
        Contrafund Portfolio                                 440,778        157,959
        Growth Portfolio                                   1,768,640        843,587
        High Income Portfolio                                107,768        158,834
        Investment Grade Bond Portfolio                      172,527        284,215
        Money Market Portfolio                               955,769      1,425,128
        Overseas Portfolio                                   185,723        120,339
SunAmerica
        Alliance Growth Portfolio                          4,600,984      1,326,204
        Aggressive Growth Portfolio                        1,289,013        249,843
        Asset Allocation Portfolio                           151,557         72,232
        Blue Chip Growth Portfolio                               377              0
        Cash Management Portfolio                         13,769,914     11,393,160
        Corporate Bond Portfolio                             221,947         60,455
        "Dogs" of Wall Street Portfolio                       74,211         39,785
        Emerging Markets Portfolio                           461,065        126,036
        Federated Value Portfolio                            448,120        168,146
        Global Bond Portfolio                                 27,730          3,048
        Global Equities Portfolio                            621,461        202,384
        Growth-Income Portfolio                            2,201,760        838,192
        High-Yield Bond Portfolio                            263,378        118,297
        International Diversified Equities Portfolio         913,634        428,615
        International Growth & Income Portfolio              710,036        155,210
        MFS Growth & Income Portfolio                        396,584         67,344
        MFS Mid-Cap Growth Portfolio                       1,020,916        165,412
        MFS Total Return Portfolio                           239,567         38,073
        Putnam Growth Portfolio                            1,613,647        695,022
        Real Estate Portfolio                                 34,626          3,642
        Research Select Portfolio                             13,098          6,771
        SunAmerica Balanced Portfolio                        532,363        167,777
        Technology Portfolio                                  13,769          6,438
        Utility Portfolio                                    107,347         55,312
        Venture Value Portfolio                            1,498,579        321,054
        Worldwide High Income Portfolio                       35,681         10,507

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

Van Eck
        Worldwide Emerging Markets Fund                       76,908         12,136
        Worldwide Hard Assets Fund                             7,330         26,379
Weiss, Peck & Greer
        Tomorrow Long Term Portfolio                           8,930         87,081
        Tomorrow Medium Term Portfolio                            80          5,069
        Tomorrow Short Term Portfolio                         10,062         18,601

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

For the year ended December 31, 1999, investment activity in the Account was as follows:

                                                                Cost of           Proceeds
Shares of                                                      Purchases         From Sales
---------                                                      ---------         ----------
AIM
        Capital Appreciation Fund                              $  201,597        $   26,283
        International Equity Fund                                 499,113           240,192
Alliance
        Conservative Investors Portfolio                           17,667            10,521
        Global Bond Portfolio                                       9,907             1,670
        Global Dollar Government Portfolio                            242                30
        Growth Portfolio                                        1,434,835           161,751
        Growth & Income Portfolio                               7,118,210         5,490,984
        Growth Investors Portfolio                                 83,358            26,366
        International Portfolio                                 7,730,001         7,784,638
        Money Market Portfolio                                  7,530,593         7,510,112
        Premier Growth Portfolio                                1,721,633         1,617,107
        Technology Portfolio                                    9,312,917         9,128,748
        Total Return Portfolio                                      2,438                20
        Quasar Portfolio                                        9,870,358         9,753,129
        U.S. Government/High Grade Securities Portfolio               975                 8
        Utility Income Portfolio                                      975                 8
Dreyfus
        Small Company Stock Portfolio                             277,608           163,340
        Stock Index Fund                                        1,719,924           387,789
        Zero Coupon 2000 Portfolio                                  7,867             5,214
Fidelity
        Asset Manager Portfolio                                   637,629           260,826
        Contrafund Portfolio                                      295,002            38,837
        Growth Portfolio                                        1,684,129           336,474
        High Income Portfolio                                     366,332           353,460
        Investment Grade Bond Portfolio                           252,480           126,121
        Money Market Portfolio                                  3,777,753         2,255,231
        Overseas Portfolio                                        240,410           252,470
SunAmerica
        Alliance Growth Portfolio                                 760,653            75,816
        Aggressive Growth                                         180,460            62,622
        Asset Allocation Portfolio                                 81,049            53,747
        Cash Management Portfolio                               4,383,240         2,551,560
        Corporate Bond Portfolio                                   14,726             7,367
        "Dogs" of Wall Street Portfolio                            42,758             8,833
        Emerging Markets Portfolio                                 48,389            16,373
        Federated Value Portfolio                                 160,428             3,796
        Global Bond Portfolio                                       3,220                28
        Global Equities Portfolio                                  46,606            14,530
        Growth-Income Portfolio                                   414,879           284,271
        High-Yield Bond Portfolio                                 108,048            15,646
        International Diversified Equities Portfolio              255,839           102,490
        International Growth & Income Portfolio                   135,631             8,653
        MFS Growth & Income Portfolio                             139,771            65,987
        MFS Mid-Cap Growth Portfolio                              157,758            73,541
        MFS Total Return Portfolio                                 72,858            31,714
        Putnam Growth Portfolio                                   239,995           117,899
        Real Estate Portfolio                                       4,718                19
        SunAmerica Balanced Portfolio                             102,293            12,503
        Utility Portfolio                                          11,722               962
        Venture Value Portfolio                                   259,867            12,138
        Worldwide High Income                                         617                55
Van Eck
        Worldwide Emerging Markets Fund                            31,816             4,692
        Worldwide Hard Assets Fund                                 34,520            13,550
        Worldwide Balanced Fund                                    43,581           115,939
WP&G Tomorrow
        Tomorrow Long Term Portfolio                               43,880            17,022
        Tomorrow Medium Term Portfolio                              1,311             1,067
        Tomorrow Short Term Portfolio                               4,967               872

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2000, transactions in accumulation units of the account were as follows:

                                                AIM               AIM             Alliance
                                               Capital        International     Conservative
                                             Appreciation        Equity          Investors
                                          1     Fund         1    Fund        3  Portfolio
                                            -------------     -------------     ------------
Units Purchased ....................             9,643.14         13,796.68           513.44
Units Withdrawn ....................            (4,824.37)        (5,955.09)         (359.60)
Units Transferred Between Funds ....             5,794.48         17,240.24          (249.30)
Units Transferred From (To) AIG Life                 0.00              0.00             0.00
                                            -------------     -------------     ------------
Net Increase (Decrease) ............            10,613.25         25,081.83           (95.46)
Units, at Beginning of the Year ....            29,402.52         45,415.00         2,761.06
                                            -------------     -------------     ------------
Units, at End of the Year ..........            40,015.77         70,496.83         2,665.60
                                            =============     =============     ============

Unit Value at December 31, 2000 ....        $       14.40     $       12.97     $      15.00
                                            =============     =============     ============

                                                             Alliance
                                             Alliance         Global
                                              Global          Dollar          Alliance
                                               Bond          Government        Growth
                                          1  Portfolio     2 Portfolio    3  Portfolio
                                            ------------     ----------    --------------
Units Purchased ....................              511.96          0.00          27,063.13
Units Withdrawn ....................             (781.09)        (1.60)        (23,323.17)
Units Transferred Between Funds ....              565.23          0.00           6,034.30
Units Transferred From (To) AIG Life                0.00          0.00               0.00
                                            ------------     ---------     --------------
Net Increase (Decrease) ............              296.10         (1.60)          9,774.26
Units, at Beginning of the Year ....            1,509.30         22.53         152,411.45
                                            ------------     ---------     --------------
Units, at End of the Year ..........            1,805.40         20.93         162,185.71
                                            ============     =========     ==============

Unit Value at December 31, 2000 ....        $      10.41     $   10.80     $        24.41
                                            ============     =========     ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                               Alliance
                                                Growth           Alliance
                                                  &               Growth          Alliance
                                                Income           Investors      International
                                          3    Portfolio     3   Portfolio    2  Portfolio
                                            --------------     -------------    -------------
Units Purchased ....................             25,431.60          2,587.68           0.00
Units Withdrawn ....................            (15,457.32)        (2,028.88)       (840.07)
Units Transferred Between Funds ....            (10,480.13)            16.61         840.07
Units Transferred From (To) AIG Life                  0.00              0.00           0.00
                                            --------------     -------------     ----------

Net Increase (Decrease) ............               (505.85)           575.41           0.00
Units, at Beginning of the Year ....            114,260.47         12,849.39           0.00
                                            --------------     -------------     ----------
Units, at End of the Year ..........            113,754.62         13,424.80           0.00
                                            ==============     =============     ==========

Unit Value at December 31, 2000 ....        $        25.58     $       18.22     $    12.20
                                            ==============     =============     ==========

                                               Alliance          Alliance        Alliance
                                                Money             Premier         Premier
                                                Market            Growth          Growth
                                          2   Portfolio      1   Portfolio     2 Portfolio
                                            --------------     -------------     ----------
Units Purchased ....................              1,408.57         16,359.08         128.47
Units Withdrawn ....................             (1,724.59)        (7,965.41)       (135.33)
Units Transferred Between Funds ....            421,097.35          6,998.20          13.06
Units Transferred From (To) AIG Life                  0.00              0.00           0.00
                                            --------------     -------------     ----------
Net Increase (Decrease) ............            420,781.33         15,391.87           6.20
Units, at Beginning of the Year ....              2,827.90         32,735.13         835.43
                                            --------------     -------------     ----------
Units, at End of the Year ..........            423,609.23         48,127.00         841.63
                                            ==============     =============     ==========

Unit Value at December 31, 2000 ....        $        11.49     $       16.33     $    16.75
                                            ==============     =============     ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                              Alliance          Alliance           Alliance
                                               Quasar            Quasar           Technology
                                          1   Portfolio     2   Portfolio     3   Portfolio
                                            -------------     -------------     --------------
Units Purchased ....................             6,730.00            154.84          21,120.81
Units Withdrawn ....................            (6,060.69)          (844.87)        (15,016.91)
Units Transferred Between Funds ....              (894.77)       (74,660.41)        (47,958.45)
Units Transferred From (To) AIG Life                 0.00              0.00               0.00
                                            -------------     -------------     --------------
Net Increase (Decrease) ............              (225.46)       (75,350.44)        (41,854.55)
Units, at Beginning of the Year ....            38,016.79         75,700.58         143,473.59
                                            -------------     -------------     --------------
Units, at End of the Year ..........            37,791.33            350.14         101,619.04
                                            =============     =============     ==============

Unit Value at December 31, 2000 ....        $       12.24     $        9.88     $        23.77
                                            =============     =============     ==============

                                                                                     Alliance
                                                                                        U.S.
                                                                                    Government/
                                               Alliance          Alliance              High
                                                 Total            Total                Grade
                                                Return            Return             Securities
                                             1 Portfolio       2 Portfolio        2  Portfolio
                                               ----------        ----------         -----------
Units Purchased ....................               142.96              0.00               0.00
Units Withdrawn ....................               (15.26)           (13.47)             (5.64)
Units Transferred Between Funds ....               429.77              0.00               0.00
Units Transferred From (To) AIG Life                 0.00              0.00               0.00
                                               ----------        ----------          ---------
Net Increase (Decrease) ............               557.47            (13.47)             (5.64)
Units, at Beginning of the Year ....                 0.00            190.42              79.78
                                               ----------        ----------          ---------
Units, at End of the Year ..........               557.47            176.95              74.14
                                               ==========        ==========          =========

Unit Value at December 31, 2000 ....           $    10.43        $    14.34          $   11.84
                                               ==========        ==========          =========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                                Anchor
                                                                              Government
                                            Alliance         Anchor              &
                                             Utility         Capital           Quality
                                             Income       Appreciation          Bond
                                         2  Portfolio   4   Portfolio     4   Portfolio
                                            ---------     -------------     -------------
Units Purchased ....................             0.00         46,348.10          4,599.14
Units Withdrawn ....................            (4.57)       (11,728.19)        (1,055.68)
Units Transferred Between Funds ....             0.00         35,258.44         15,742.74
Units Transferred From (To) AIG Life             0.00              0.00              0.00
                                            ---------     -------------     -------------
Net Increase (Decrease) ............            (4.57)        69,878.35         19,286.20
Units, at Beginning of the Year ....            64.59          5,753.94         11,926.96
                                            ---------     -------------     -------------
Units, at End of the Year ..........            60.02         75,632.29         31,213.16
                                            =========     =============     =============

Unit Value at December 31, 2000 ....        $   18.91     $       13.22     $       11.14
                                            =========     =============     =============

                                                                                 Dreyfus
                                                                Anchor            Small
                                               Anchor           Natural          Company
                                               Growth          Resources          Stock
                                          4   Portfolio     4  Portfolio     1   Portfolio
                                            -------------     ------------     -------------
Units Purchased ....................            37,133.04         2,592.49          9,990.69
Units Withdrawn ....................            (6,195.03)         (670.03)        (5,146.88)
Units Transferred Between Funds ....            50,674.90         1,627.47           (567.94)
Units Transferred From (To) AIG Life                 0.00             0.00              0.00
                                            -------------     ------------     -------------
Net Increase (Decrease) ............            81,612.91         3,549.93          4,275.87
Units, at Beginning of the Year ....             2,631.41         1,083.39         37,161.62
                                            -------------     ------------     -------------
Units, at End of the Year ..........            84,244.32         4,633.32         41,437.49
                                            =============     ============     =============

Unit Value at December 31, 2000 ....        $       11.50     $      13.07     $       11.39
                                            =============     ============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                 Dreyfus
                                                Dreyfus           Zero
                                                 Stock           Coupon            Fidelity
                                                 Index            2000             Growth
                                          1      Fund        1  Portfolio     1   Portfolio
                                            --------------     ------------     --------------
Units Purchased ....................             48,818.70           483.52          37,645.09
Units Withdrawn ....................            (28,989.86)         (255.23)        (33,203.51)
Units Transferred Between Funds ....             (3,854.16)       (1,665.96)          6,091.35
Units Transferred From (To) AIG Life                  0.00             0.00               0.00
                                            --------------     ------------     --------------
Net Increase (Decrease) ............             15,974.68        (1,437.67)         10,532.93
Units, at Beginning of the Year ....            192,428.01         1,437.67         210,356.81
                                            --------------     ------------     --------------
Units, at End of the Year ..........            208,402.69             0.00         220,889.74
                                            ==============     ============     ==============

Unit Value at December 31, 2000 ....        $        23.76     $      12.51     $        25.26
                                            ==============     ============     ==============

                                              Fidelity          Fidelity
                                                High              Money            Fidelity
                                               Income             Market           Overseas
                                          1   Portfolio     1   Portfolio      1   Portfolio
                                            -------------     --------------     -------------
Units Purchased ....................             4,894.26          37,574.03          6,639.06
Units Withdrawn ....................            (4,684.88)        (21,220.60)        (6,345.90)
Units Transferred Between Funds ....            (6,108.87)        (60,662.15)          (548.05)
Units Transferred From (To) AIG Life                 0.00             578.75              0.00
                                            -------------     --------------     -------------
Net Increase (Decrease) ............            (5,899.49)        (43,729.97)          (254.89)
Units, at Beginning of the Year ....            35,725.08         143,957.51         34,163.00
                                            -------------     --------------     -------------
Units, at End of the Year ..........            29,825.59         100,227.54         33,908.11
                                            =============     ==============     =============

Unit Value at December 31, 2000 ....        $       10.41     $        12.89     $       15.78
                                            =============     ==============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                                   Fidelity
                                               Fidelity                           Investment
                                                Asset           Fidelity            Grade
                                               Manager          Contrafund          Bond
                                          1   Portfolio     1   Portfolio     1   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................            14,238.09         16,215.08          4,676.90
Units Withdrawn ....................           (11,420.89)        (9,691.56)        (3,361.71)
Units Transferred Between Funds ....                93.82          3,266.14        (13,161.92)
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............             2,911.02          9,789.66        (11,846.73)
Units, at Beginning of the Year ....            64,521.13         65,806.47         40,674.49
                                            -------------     -------------     -------------
Units, at End of the Year ..........            67,432.15         75,596.13         28,827.76
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $       17.83     $       14.76     $       13.33
                                            =============     =============     =============

                                              SunAmerica         SunAmerica       SunAmerica
                                               Alliance          Aggressive         Asset
                                                Growth            Growth          Allocation
                                          4   Portfolio      4   Portfolio     4  Portfolio
                                            --------------     -------------     ------------
Units Purchased ....................            134,070.94         39,878.71         5,002.81
Units Withdrawn ....................            (35,008.67)       (11,894.49)       (3,008.43)
Units Transferred Between Funds ....            147,727.35         32,940.09         5,137.95
Units Transferred From (To) AIG Life                  0.00           (456.78)            0.00
                                            --------------     -------------     ------------
Net Increase (Decrease) ............            246,789.62         60,467.53         7,132.33
Units, at Beginning of the Year ....             63,277.92          9,130.56         2,699.19
                                            --------------     -------------     ------------
Units, at End of the Year ..........            310,067.54         69,598.09         9,831.52
                                            ==============     =============     ============

Unit Value at December 31, 2000 ....        $         9.72     $       13.45     $      10.39
                                            ==============     =============     ============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                           Sun America       SunAmerica          SunAmerica
                                               Blue             Cash             Corporate
                                           Chip Growth        Management           Bond
                                         4  Portfolio   4     Portfolio      4   Portfolio
                                           -----------    ----------------     -------------
Units Purchased ....................            44.79         1,065,765.58          1,748.48
Units Withdrawn ....................             0.00           (55,700.21)          (459.18)
Units Transferred Between Funds ....             0.00          (793,704.03)        14,016.49
Units Transferred From (To) AIG Life             0.00            (4,943.94)             0.00
                                            ---------     ----------------     -------------
Net Increase (Decrease) ............            44.79           211,417.40         15,305.79
Units, at Beginning of the Year ....             0.00           181,051.57            727.14
                                            ---------     ----------------     -------------
Units, at End of the Year ..........            44.79           392,468.97         16,032.93
                                            =========     ================     =============

Unit Value at December 31, 2000 ....        $    8.35     $          10.75     $       10.49
                                            =========     ================     =============

                                             SunAmerica
                                               "Dogs"
                                                 of            SunAmerica        SunAmerica
                                                Wall            Emerging         Federated
                                               Street           Markets            Value
                                          4   Portfolio    4   Portfolio     4   Portfolio
                                            ------------     -------------     -------------
Units Purchased ....................            4,486.48         18,384.64          8,611.15
Units Withdrawn ....................           (1,699.34)        (4,979.75)        (2,936.60)
Units Transferred Between Funds ....            3,708.28         16,731.96         22,622.37
Units Transferred From (To) AIG Life           (2,322.27)             0.00              0.00
                                            ------------     -------------     -------------
Net Increase (Decrease) ............            4,173.15         30,136.85         28,296.92
Units, at Beginning of the Year ....            3,738.46          3,024.06         16,874.58
                                            ------------     -------------     -------------
Units, at End of the Year ..........            7,911.61         33,160.91         45,171.50
                                            ============     =============     =============

Unit Value at December 31, 2000 ....        $       9.08     $        8.32     $        9.81
                                            ============     =============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                             SunAmerica       SunAmerica
                                              Global            Global            SunAmerica
                                               Bond            Equities         Growth-Income
                                          4  Portfolio     4   Portfolio     4    Portfolio
                                            ------------     -------------     --------------
Units Purchased ....................            1,767.66         15,425.29          69,381.79
Units Withdrawn ....................             (203.18)        (3,422.21)        (17,301.73)
Units Transferred Between Funds ....              717.25         20,414.53          59,788.71
Units Transferred From (To) AIG Life                0.00              0.00               0.00
                                            ------------     -------------     --------------
Net Increase (Decrease) ............            2,281.73         32,417.61         111,868.77
Units, at Beginning of the Year ....              318.63          3,065.40          12,514.78
                                            ------------     -------------     --------------
Units, at End of the Year ..........            2,600.36         35,483.01         124,383.55
                                            ============     =============     ==============

Unit Value at December 31, 2000 ....        $      10.86     $       10.16     $        10.63
                                            ============     =============     ==============

                                                                                 SunAmerica
                                                                SunAmerica      International
                                              SunAmerica      International        Growth
                                              High-Yield       Diversified           &
                                                Bond             Equities          Income
                                          4   Portfolio     4   Portfolio     4   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................             3,985.79          8,646.38         20,204.00
Units Withdrawn ....................            (1,049.01)        (6,172.65)        (4,612.39)
Units Transferred Between Funds ....             9,286.04         34,176.72         34,837.75
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............            12,222.82         36,650.45         50,429.36
Units, at Beginning of the Year ....             9,271.40         13,977.82         11,036.19
                                            -------------     -------------     -------------
Units, at End of the Year ..........            21,494.22         50,628.27         61,465.55
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $        9.10     $        9.74     $       11.00
                                            =============     =============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                             SunAmerica
                                                MFS             SunAmerica        SunAmerica
                                               Growth              MFS               MFS
                                                 &               Mid-Cap            Total
                                               Income            Growth            Return
                                          4   Portfolio     4   Portfolio     4   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................            13,815.45         27,557.88         12,543.39
Units Withdrawn ....................            (4,040.28)        (7,699.75)        (2,342.54)
Units Transferred Between Funds ....            22,189.82         29,652.44          8,736.01
Units Transferred From (To) AIG Life              (285.96)             0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............            31,679.03         49,510.57         18,936.86
Units, at Beginning of the Year ....             7,739.40          6,350.48          4,180.56
                                            -------------     -------------     -------------
Units, at End of the Year ..........            39,418.43         55,861.05         23,117.42
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $       10.24     $       16.16     $       11.53
                                            =============     =============     =============

                                              SunAmerica        SunAmerica         Sun America
                                               Putnam             Real              Research
                                               Growth            Estate              Select
                                          4   Portfolio      4  Portfolio        4  Portfolio
                                            -------------      ------------        ----------
Units Purchased ....................            35,984.23          2,584.77              0.00
Units Withdrawn ....................            (9,929.37)          (386.62)           (59.51)
Units Transferred Between Funds ....            47,442.67            768.08            728.68
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------      ------------        ----------
Net Increase (Decrease) ............            73,497.53          2,966.23            669.17
Units, at Beginning of the Year ....            11,168.74            540.75              0.00
                                            -------------      ------------        ----------
Units, at End of the Year ..........            84,666.27          3,506.98            669.17
                                            =============      ============        ==========

Unit Value at December 31, 2000 ....        $       10.12      $      11.06        $     9.13
                                            =============      ============        ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                              SunAmerica      Sun America
                                              SunAmerica     Institutional    SunAmerica
                                               Balanced       Technology        Utility
                                          4   Portfolio    4   Portfolio   4   Portfolio
                                            -------------    -------------   ------------
Units Purchased ....................            27,950.49           0.00         4,963.57
Units Withdrawn ....................           (10,295.24)        (63.35)       (1,552.19)
Units Transferred Between Funds ....            13,865.46         913.31         1,792.61
Units Transferred From (To) AIG Life                 0.00           0.00             0.00
                                            -------------     ----------     ------------
Net Increase (Decrease) ............            31,520.71         849.96         5,203.99
Units, at Beginning of the Year ....             8,571.66           0.00         1,092.69
                                            -------------     ----------     ------------
Units, at End of the Year ..........            40,092.37         849.96         6,296.68
                                            =============     ==========     ============

Unit Value at December 31, 2000 ....        $       10.39     $     6.60     $       8.95
                                            =============     ==========     ============

                                                              SunAmerica          Van Eck
                                              SunAmerica       Worldwide        Worldwide
                                               Venture           High            Emerging
                                                Value           Income           Markets
                                          4   Portfolio     4  Portfolio     1     Fund
                                            -------------     ------------     -------------
Units Purchased ....................            27,457.54           467.85          3,920.85
Units Withdrawn ....................            (9,565.61)         (150.02)        (1,702.60)
Units Transferred Between Funds ....            53,578.94         1,955.37          3,459.48
Units Transferred From (To) AIG Life                 0.00             0.00              0.00
                                            -------------     ------------     -------------
Net Increase (Decrease) ............            71,470.87         2,273.20          5,677.73
Units, at Beginning of the Year ....            16,901.11            53.01          9,808.72
                                            -------------     ------------     -------------
Units, at End of the Year ..........            88,371.98         2,326.21         15,486.45
                                            =============     ============     =============

Unit Value at December 31, 2000 ....        $       16.91     $      10.62     $        6.94
                                            =============     ============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                               Van Eck          WP&G             WP&G
                                              Worldwide       Tomorrow         Tomorrow
                                                Hard            Long            Medium
                                               Assets           Term             Term
                                          1     Fund       1  Portfolio     1 Portfolio
                                            ------------     ------------     ----------
Units Purchased ....................              727.52          (431.21)          2.58
Units Withdrawn ....................           (2,136.03)         (316.80)        (18.50)
Units Transferred Between Funds ....             (631.90)       (3,966.80)       (314.97)
Units Transferred From (To) AIG Life                0.00             0.00           0.00
                                            ------------     ------------     ----------
Net Increase (Decrease) ............           (2,040.41)       (4,714.81)       (330.89)
Units, at Beginning of the Year ....            7,690.75         4,714.81         330.89
                                            ------------     ------------     ----------
Units, at End of the Year ..........            5,650.34             0.00           0.00
                                            ============     ============     ==========

Unit Value at December 31, 2000 ....        $      10.29     $      16.60     $    14.96
                                            ============     ============     ==========

                                              WP&G
                                            Tomorrow
                                              Short
                                              Term
                                          1 Portfolio
                                            ----------
Units Purchased ....................            170.90
Units Withdrawn ....................            (41.83)
Units Transferred Between Funds ....           (725.33)
Units Transferred From (To) AIG Life              0.00
                                            ----------
Net Increase (Decrease) ............           (596.26)
Units, at Beginning of the Year ....            596.26
                                            ----------
Units, at End of the Year ..........              0.00
                                            ==========

Unit Value at December 31, 2000 ....        $    13.52
                                            ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

================================================================================
                                   APPENDIX B
================================================================================

Surrender Charge Premium

The surrender charge premium is an amount used to determine the sales charge deducted on surrender of the policy. The surrender charge premium is calculated for each policy based on the issue age, sex, and smoker status of the Insured and the Face Amount of the policy.

The following table shows for Insureds of varying ages, the surrender charge premium for a policy with the Face Amount indicated. This table assumes that the Insured will be placed in a nonsmoker class.

    Issue                               Policy              Surrender
   Age of           Sex of               Face                Charge
   Insured          Insured             Amount               Premium
   ------           ------             --------             ---------

     25              Male              $ 75,000            $   483.75
     30             Female             $100,000            $   690.00
     35              Male              $250,000            $ 2,562.50
     40             Female             $300,000            $ 3,327.00
     45              Male              $500,000            $ 8,530.00
     50             Female             $350,000            $ 6,373.50
     55              Male              $300,000            $ 8,880.00
     60             Female             $250,000            $ 7,800.00
     65              Male              $200,000            $10,762.00
     70             Female             $100,000            $ 5,781.00
     75              Male              $ 75,000            $ 7,689.75

================================================================================
                                   APPENDIX C
================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS

                            As of December 31, 2000

                                                                                                            Since
                            Inception                            3 Years       5 Years       10 Years     Inception
                              Date         YTD        1. Yr.    Annualized    Annualized    Annualized    Annualized
                            ---------     -----      --------  ------------  ------------  ------------  ------------
AIM
    Capital Appreciation    5/5/93       -11.70%     -11.70%       14.39%       14.40%         N/A         12.20%
    International Equity    5/7/93       -27.06%     -27.06%        8.66%       10.06%         N/A          8.57%

Alliance
    Global Bond ........    7/15/91        0.27%       0.27%        0.46%       -1.87%         N/A          0.60%
    Growth .............    9/15/94      -21.33%     -21.33%       10.19%       17.00%         N/A         18.97%
    Growth & Income ....    1/14/91        5.58%       5.58%       11.78%       16.97%         N/A         18.71%
    Premier Growth .....    6/26/92      -17.32%     -17.32%       15.74%       12.40%         N/A         14.12%
    Quasar .............    8/14/96       -5.77%      -5.77%        1.15%         N/A          N/A         -0.14%
    Technology .........    1/11/96      -21.42%     -21.42%       30.51%         N/A          N/A         22.90%

Dreyfus
   Stock Index .........    9/29/89      -10.09%     -10.09%       10.95%       16.88%       15.74%        18.02%
   Small Company Stock .    4/30/96        7.56%       7.56%        3.19%         N/A          N/A          3.97%

Fidelity
   Asset Manager .......    9/6/89        -4.79%      -4.79%        6.13%       10.16%       10.99%        10.97%
   Contrafund ..........    1/3/95        -7.46%      -7.46%       13.66%       15.58%         N/A         13.10%
   Growth ..............    10/9/86      -11.77%     -11.77%       18.45%       18.22%       19.01%        20.05%
   High Income .........    9/19/85      -10.28%      -6.95%       -2.79%        4.20%       10.66%         8.58%
   Investment Grade Bond    12/5/88       10.23%      10.23%        5.26%        5.20%        6.80%         6.26%
   Money Market ........    4/1/82         5.36%       5.36%        4.70%        4.60%        4.18%         4.58%

   12/22 - 12/29/2000 Current Yield: (5)     5.32%
   12/22 - 12/29/2000 Effective Yield: (5)   5.68%

Van Eck
  Worldwide Emerging
    Markets                 12/27/95     -42.39%     -42.39%       -9.29%     -4.06%           N/A        -10.91%
  Worldwide Hard Assets     9/1/89        10.41%      10.41%       -3.23%      0.45%          4.87%         0.54%

This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized and the Policy's mortality and expense risk charge, except for this latter charge, the performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

The Securities and Exchange Commission maintains a web site at http://www.sec.gov that contains additional information about AIG Life Insurance Company, Variable Account B, and the policy, which may be of interest to you. The web site also contains additional information about the policy's variable investment options.

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

AIG Life Insurance Company of Delaware represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures.

     Written consents of the following persons:
         Kenneth D. Walma
         Christine E. Dugan
         PricewaterhouseCoopers LLP
         Morgan, Lewis & Bockius LLP

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

      (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

      (2)   N/A

      (3) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 15, 1989;*

      (4)   N/A

      (5)   (a)   Form of Flexible Premium Variable Life Insurance Policy
                  (1VUL1294)*

            (b) Form of Group Flexible Variable Universal Life Policy (11GVUL0597)*

            (c) Form of Certificate of Group Flexible Variable Universal Life (16GVUL0597)*

            (d) Form of Group Flexible Variable Life Insurance Policy (11GVULD997)**

            (e) Form of Certificate of Group Flexible Variable Universal Life (16GVULD997)**

            (f) Form of Flexible Premium Variable Life Insurance Policy (11VUL800) *****

      (6)   (a)   By-Laws of AIG Life Insurance Company as amended through
                  December 31, 1991;*

            (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

            (c) Restated Certificate of Incorporation, of AIG Life Insurance Company, dated December 31, 1991. The original Certificate of Incorporation was filed in Pennsylvania on June 18, 1962*

      (7)   N/A

      (8)   (a)   Powers of Attorney;***

            (b)   Power of Attorney ****

      (9)   N/A

      (10)  (a)   Form of Life Insurance Application (14APP0396)*

            (b)   Form of Supplemental Application (14SGVUL0597NJ)*

            (c)   Form of Group Life Insurance Application (14GAPP0397NJ)*

            (d)   Form of Group Life Insurance Application (14GVAPP997)**

      (11)  Code of Ethics.

2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.    Opinion and Consent of Actuary (filed electronically herewith).

4.    N/A

5.    Consent of Independent Accountants (filed electronically herewith).

6.    Consent of Morgan, Lewis & Bockius LLP (filed electronically herewith).

7.    Memorandum Regarding Administrative Procedures.*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90684), dated October 27, 1998.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on Form S-6 (File No. 333-34199), dated March 13, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90684), dated May 1, 1997.

****Incorporated by reference to Registrant's Post-Effective Amendment, No. 2 filed on Form S-6 (File No. 333-71753), dated May 1, 2000.

***** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 333-71753), dated December 29, 2000.

                                   SIGNATURES

      As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2001.

                                        VARIABLE ACOUNT II
                                        ------------------
                                           (Registrant)


                                        By: AIG LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                              (Sponsor)


                                        By: /s/ Kenneth D. Walma
                                        ----------------------------------------
                                        Kenneth D. Walma, Vice President and
                                        General Counsel


Attest: /s/ James A. Bambrick
        ----------------------------
                   (Name)

        Chief Operating Officer
        ----------------------------
                  (Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                Title                       Date

Michele L. Abruzzo*                      Director                    May 1, 2001
----------------------------
/s/ Michele L. Abruzzo

Paul S. Bell*                            Director                    May 1, 2001
----------------------------
/s/ Paul Bell

Maurice R. Greenberg*                    Director                    May 1, 2001
----------------------------
/s/ Maurice R. Greenberg

Edward Easton Matthews*                  Director                    May 1, 2001
----------------------------
/s/ Edward Easton Matthews

Jerome T. Muldowney*                     Director                    May 1, 2001
----------------------------
/s/ Jerome T. Muldowney

Robinson K. Nottingham*                  Director                    May 1, 2001
----------------------------
/s/ Robinson K. Nottingham

John Oehmke*                             Chief Financial             May 1, 2001
----------------------------             Officer
/s/ John Oehmke

Nicholas A. O'Kulich*                    Director                    May 1, 2001
----------------------------
/s/ Nicholas A. O'Kulich

Howard Ian Smith*                        Director                    May 1, 2001
----------------------------
/s/ Howard Ian Smith

Edmund Sze-Wing Tse*                     Director                    May 1, 2001
----------------------------
/s/ Edmund Sze-Wing Tse

Elizabeth M. Tuck*                       Secretary                   May 1, 2001
----------------------------
/s/ Elizabeth M. Tuck

Gerald Walter Wyndorf*                   Director                    May 1, 2001
----------------------------
/s/ Gerald Walter Wyndorf

By: /s/ Kenneth D. Walma
    ------------------------
    Kenneth D. Walma
    Attorney in Fact

                                INDEX TO EXHIBITS

EXHIBIT

b(10)   Opinion and Consent of Counsel

c(1)    Consent of Independent Accountants

c(2)    Opinion and Consent of Actuary

c(6)    Consent of Morgan, Lewis & Bockius